CALAMOS®
Family of Funds

	CLASS A	CLASS B	CLASS C
Calamos Growth Fund	CVGRX	CVGBX	CVGCX
Calamos Value Fund	CVAAX	CVABX	CVACX
Calamos Blue Chip Fund	CBCAX	CBCBX	CBXCX
Calamos Discovery Growth Fund	CADGX	CBDGX	CCDGX
Calamos International Growth Fund	CIGRX	CIGBX	CIGCX
Calamos Evolving World Growth Fund	CNWGX	CNWZX	CNWDX
Calamos Global Equity Fund	CAGEX	CBGEX	CCGEX
Calamos Growth and Income Fund	CVTRX	CVTYX	CVTCX
Calamos Global Growth and Income Fund	CVLOX	CVLDX	CVLCX
Calamos Convertible Fund	CCVIX	CALBX	CCVCX
Calamos Total Return Bond Fund	CTRAX	CTXBX	CTRCX
Calamos High Income Fund	CHYDX	CAHBX	CCHYX
Calamos Market Neutral Income Fund	CVSIX	CAMNX	CVSCX

Prospectus February 29, 2012

(as amended May 15, 2012 for Calamos High Income Fund (formerly Calamos High Yield Fund))

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Calamos Growth Fund

Investment Objective

Calamos Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.81%	0.81%	0.81%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Operating Expenses	1.26%	2.01%	2.01%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	597	704	304	597	204	204
3 Years	856	930	630	856	630	630
5 Years	1,134	1,283	1,083	1,134	1,083	1,083
10 Years	1,925	2,144	2,337	1,925	2,144	2,337

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.7% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	3

Calamos Growth Fund

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

4	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	21.23% (6.30.09)	Worst Quarter:	-28.42% (12.31.08)

PROSPECTUS	|	February 29, 2012	5

Calamos Growth Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Growth Fund — Class A	9.4.90
Return Before Taxes		-13.38%	-0.57%	4.27%	12.83%
Return After Taxes on Distributions		-13.96%	-1.06%	3.89%	11.32%
Return After Taxes on Distributions and Sale of Fund Shares		-7.93%	-0.44%	3.74%	10.92%
Calamos Growth Fund — Class B	9.11.00
Return Before Taxes		-14.05%	-0.69%	4.15%	2.47%
Calamos Growth Fund — Class C	9.3.96
Return Before Taxes		-10.60%	-0.35%	3.99%	11.61%
S&P 500 Index		2.11%	-0.25%	2.92%	8.83%
Russell Midcap® Growth Index		-1.65%	2.44%	5.29%	9.88%
Russell 3000® Growth Index		2.18%	2.46%	2.74%	8.06%

The Russell Midcap® Growth Index and Russell 3000® Growth Index measure the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values. The Russell Midcap® Growth Index and Russell 3000® Growth Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

6	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

PROSPECTUS	|	February 29, 2012	7

Calamos Value Fund

Investment Objective

Calamos Value Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.43%	0.43%	0.43%
Total Annual Operating Expenses	1.68%	2.43%	2.43%
Expense Reimbursement[1]	-0.53%	-0.53%	-0.53%
Total Annual Operating Expenses After Reimbursement	1.15%	1.90%	1.90%
1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	587	693	293	587	193	193
3 Years	913	989	689	913	689	689
5 Years	1,281	1,430	1,230	1,281	1,230	1,230
10 Years	2,312	2,525	2,711	2,312	2,525	2,711

8	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.4% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	|	February 29, 2012	9

Calamos Value Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.21% (6.30.09)	Worst Quarter:	-23.14% (12.31.08)

10	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Calamos Value Fund — Class A	1.2.02
Return Before Taxes		-9.80%	-3.66%	2.03%
Return After Taxes on Distributions		-9.80%	-3.87%	1.78%
Return After Taxes on Distributions and Sale of Fund Shares		-6.37%	-3.04%	1.77%
Calamos Value Fund — Class B	1.2.02
Return Before Taxes		-10.74%	-3.79%	1.92%
Calamos Value Fund — Class C	1.2.02
Return Before Taxes		-6.89%	-3.43%	1.77%
Russell 1000® Value Index		0.39%	-2.64%	3.86%

Investment Adviser

Calamos Advisors LLC

PROSPECTUS	|	February 29, 2012	11

Calamos Value Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

12	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

Investment Objective

Calamos Blue Chip Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.32%	0.32%	0.32%
Total Annual Operating Expenses	1.57%	2.32%	2.32%
Expense Reimbursement[1]	-0.42%	-0.42%	-0.42%
Total Annual Operating Expenses After Reimbursement	1.15%	1.90%	1.90%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	587	693	293	587	193	193
3 Years	895	970	670	895	670	670
5 Years	1,239	1,389	1,189	1,239	1,189	1,189
10 Years	2,208	2,424	2,613	2,208	2,424	2,613

PROSPECTUS	|	February 29, 2012	13

Calamos Blue Chip Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion, and that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

14	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	18.03% (6.30.09)	Worst Quarter:	-21.92% (12.31.08)

PROSPECTUS	|	February 29, 2012	15

Calamos Blue Chip Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Calamos Blue Chip Fund — Class A	12.1.03
Return Before Taxes		-10.79%	-1.41%	2.50%
Return After Taxes on Distributions		-10.79%	-1.63%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares		-7.02%	-1.18%	2.16%
Calamos Blue Chip Fund — Class B	12.1.03
Return Before Taxes		-11.68%	-1.59%	2.35%
Calamos Blue Chip Fund — Class C	12.1.03
Return Before Taxes		-7.95%	-1.20%	2.35%
S&P 500 Index		2.11%	-0.25%	4.11%
Russell 1000® Growth Index		2.64%	2.50%	4.36%

The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

16	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

PROSPECTUS	|	February 29, 2012	17

Calamos Discovery Growth Fund

Investment Objective

Calamos Discovery Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.59%	0.61%	0.60%
Total Annual Operating Expenses	1.84%	2.61%	2.60%
Expense Reimbursement(1)	-0.33%	-0.35%	-0.34%
Total Annual Operating Expenses After Reimbursement	1.51%	2.26%	2.26%

(1)	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.50%, 2.25% and 2.25% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	621	729	329	621	229	229
3 Years	984	1,066	765	984	766	765
5 Years	1,382	1,543	1,340	1,382	1,343	1,340
10 Years	2,494	2,722	2,902	2,494	2,722	2,902

18	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

PROSPECTUS	|	February 29, 2012	19

Calamos Discovery Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.41% (3.31.11)	Worst Quarter:	-27.86% (9.30.11)

20	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Discovery Growth Fund — Class A	6.1.10
Return Before Taxes		-15.57%	4.99%
Return After Taxes on Distributions		-15.57%	4.97%
Return After Taxes on Distributions and Sale of Fund Shares		-10.12%	4.24%
Calamos Discovery Growth Fund — Class B	6.1.10
Return Before Taxes		-16.41%	5.03%
Calamos Discovery Growth Fund — Class C	6.1.10
Return Before Taxes		-12.89%	7.47%
Russell 2500 Growth® Index		-1.57%	14.62%

Investment Adviser

Calamos Advisors LLC

PROSPECTUS	|	February 29, 2012	21

Calamos Discovery Growth Fund

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (CEO, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst
Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

22	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Investment Objective

Calamos International Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	1.12%	1.12%	1.12%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Operating Expenses	1.58%	2.33%	2.33%
Expense Reimbursement[1]	-0.17%	-0.17%	-0.17%
Total Annual Operating Expenses After Reimbursement	1.41%	2.16%	2.16%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	612	719	319	612	219	219
3 Years	929	1,005	705	929	705	705
5 Years	1,274	1,424	1,224	1,274	1,224	1,224
10 Years	2,246	2,461	2,648	2,246	2,461	2,648

PROSPECTUS	|	February 29, 2012	23

Calamos International Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

24	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	29.02% (6.30.09)	Worst Quarter:	-26.31% (12.31.08)

PROSPECTUS	|	February 29, 2012	25

Calamos International Growth Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Calamos International Growth Fund — Class A	3.16.05
Return Before Taxes		-10.12%	1.47%	6.74%
Return After Taxes on Distributions		-10.08%	1.44%	6.70%
Return After Taxes on Distributions and Sale of Fund Shares		-6.54%	1.35%	5.96%
Calamos International Growth Fund — Class B	3.16.05
Return Before Taxes		-11.03%	1.32%	6.70%
Calamos International Growth Fund — Class C	3.16.05
Return Before Taxes		-7.29%	1.69%	6.70%
MSCI EAFE Growth Index		-11.82%	-2.81%	2.50%

Investment Adviser

Calamos Advisors LLC

26	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

PROSPECTUS	|	February 29, 2012	27

Calamos Evolving World Growth Fund

Investment Objective

Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.24%	0.24%
Total Annual Operating Expenses	1.58%	2.34%	2.34%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	628	737	337	628	237	237
3 Years	950	1,030	730	950	730	730
5 Years	1,294	1,450	1,250	1,294	1,250	1,250
10 Years	2,263	2,486	2,676	2,263	2,486	2,676

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.4% of the average value of its portfolio.

28	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless of where they are incorporated, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	|	February 29, 2012	29

Calamos Evolving World Growth Fund

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.05% (6.30.09)	Worst Quarter:	-17.08% (9.30.11)

30	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Evolving World Growth Fund — Class A	8.15.08
Return Before Taxes		-12.95%	4.67%
Return After Taxes on Distributions		-12.92%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares		-8.39%	3.98%
Calamos Evolving World Growth Fund — Class B	8.15.08
Return Before Taxes		-13.86%	4.60%
Calamos Evolving World Growth Fund — Class C	8.15.08
Return Before Taxes		-10.17%	5.41%
MSCI Emerging Markets Index		-18.17%	0.83%

Investment Adviser

Calamos Advisors LLC

PROSPECTUS	|	February 29, 2012	31

Calamos Evolving World Growth Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst
Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

32	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Investment Objective

Calamos Global Equity Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	1.09%	1.09%	1.09%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.32%	0.33%	0.32%
Total Annual Operating Expenses	1.66%	2.42%	2.41%
Expense Reimbursement[1]	-0.25%	-0.26%	-0.25%
Total Annual Operating Expenses After Reimbursement	1.41%	2.16%	2.16%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	612	719	319	612	219	219
3 Years	942	1,021	719	942	721	719
5 Years	1,304	1,458	1,254	1,304	1,258	1,254
10 Years	2,320	2,541	2,720	2,320	2,541	2,720

PROSPECTUS	|	February 29, 2012	33

Calamos Global Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

34	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	23.76% (6.30.09)	Worst Quarter:	-23.50% (12.31.08)

PROSPECTUS	|	February 29, 2012	35

Calamos Global Equity Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Global Equity Fund — Class A	3.1.07
Return Before Taxes		-7.56%	3.45%
Return After Taxes on Distributions		-7.56%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares		-4.91%	2.80%
Calamos Global Equity Fund — Class B	3.1.07
Return Before Taxes		-8.52%	3.35%
Calamos Global Equity Fund — Class C	3.1.07
Return Before Taxes		-4.60%	3.73%
MSCI World Index		-5.02%	-1.90%

Investment Adviser

Calamos Advisors LLC

36	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst
Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

PROSPECTUS	|	February 29, 2012	37

Calamos Growth and Income Fund

Investment Objective

Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.67%	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Operating Expenses	1.08%	1.83%	1.83%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	580	686	286	580	186	186
3 Years	802	876	576	802	576	576
5 Years	1,042	1,191	991	1,042	991	991
10 Years	1,729	1,951	2,148	1,729	1,951	2,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.1% of the average value of its portfolio.

38	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

PROSPECTUS	|	February 29, 2012	39

Calamos Growth and Income Fund

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.12% (9.30.09)	Worst Quarter:	-14.68% (12.31.08)

40	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Growth and Income Fund — Class A	9.22.88
Return Before Taxes		-5.50%	1.89%	5.75%	11.23%
Return After Taxes on Distributions		-5.77%	1.29%	4.99%	9.31%
Return After Taxes on Distributions and Sale of Fund Shares		-3.40%	1.47%	4.75%	9.00%
Calamos Growth and Income Fund — Class B	9.11.00
Return Before Taxes		-6.41%	1.74%	5.63%	5.48%
Calamos Growth and Income Fund — Class C	8.5.96
Return Before Taxes		-2.51%	2.12%	5.47%	9.90%
S&P 500 Index		2.11%	-0.25%	2.92%	9.23%
BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index		-3.42%	2.93%	5.35%	8.81%

The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PROSPECTUS	|	February 29, 2012	41

Calamos Growth and Income Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

Closed Fund Policies

Effective on the close of business January 20, 2012, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of CALAMOS ADVISORS or its affiliates.

42	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

Investment Objective

Calamos Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Operating Expenses	1.32%	2.07%	2.07%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	603	710	310	603	210	210
3 Years	874	949	649	874	649	649
5 Years	1,165	1,314	1,114	1,165	1,114	1,114
10 Years	1,990	2,209	2,401	1,990	2,209	2,401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.1% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	43

Calamos Global Growth and Income Fund

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

44	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.17% (6.30.09)	Worst Quarter:	-14.44% (12.31.08)

PROSPECTUS	|	February 29, 2012	45

Calamos Global Growth and Income Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Global Growth and Income Fund — Class A	9.9.96
Return Before Taxes		-7.16%	0.90%	6.17%	8.19%
Return After Taxes on Distributions		-7.21%	0.56%	5.69%	7.22%
Return After Taxes on Distributions and Sale of Fund Shares		-4.58%	0.71%	5.23%	6.77%
Calamos Global Growth and Income Fund — Class B	9.11.00
Return Before Taxes		-8.13%	0.73%	6.05%	4.73%
Calamos Global Growth and Income Fund — Class C	9.24.96
Return Before Taxes		-4.20%	1.13%	5.88%	7.92%
MSCI World Index		-5.02%	-1.82%	4.15%	5.15%

Investment Adviser

Calamos Advisors LLC

46	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

Closed Fund Policies

Effective on the close of business January 20, 2012, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of CALAMOS ADVISORS or its affiliates.

PROSPECTUS	|	February 29, 2012	47

Calamos Convertible Fund

Investment Objective

Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.67%	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.15%	0.15%	0.15%
Total Annual Operating Expenses	1.07%	1.82%	1.82%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	579	685	285	579	185	185
3 Years	799	873	573	799	573	573
5 Years	1,037	1,186	986	1,037	986	986
10 Years	1,718	1,941	2,138	1,718	1,941	2,138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.7% of the average value of its portfolio.

48	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Principal Investment Strategies

The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

PROSPECTUS	|	February 29, 2012	49

Calamos Convertible Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.06% (9.30.09)	Worst Quarter:	-12.20% (12.31.08)

50	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Convertible Fund — Class A	6.21.85
Return Before Taxes		-8.56%	2.03%	4.76%	9.14%
Return After Taxes on Distributions		-9.96%	0.81%	3.28%	6.99%
Return After Taxes on Distributions and Sale of Fund Shares		-4.05%	1.26%	3.48%	6.92%
Calamos Convertible Fund — Class B	9.11.00
Return Before Taxes		-9.14%	1.92%	4.64%	4.71%
Calamos Convertible Fund — Class C	7.5.96
Return Before Taxes		-5.59%	2.26%	4.49%	7.58%
Value Line Convertible Index		-0.47%	5.31%	6.94%	8.14%

Investment Adviser

Calamos Advisors LLC

PROSPECTUS	|	February 29, 2012	51

Calamos Convertible Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

Closed Fund Policies

Effective as of the close of business on January 28, 2011, the Fund is generally closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Purchases may be allowed in certain limited circumstances.

52	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Investment Objective

Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	3.50%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Operating Expenses	0.97%	1.72%	1.72%
Expense Reimbursement[1]	-0.07%	-0.07%	-0.07%
Total Annual Operating Expenses After Reimbursement	0.90%	1.65%	1.65%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 0.90%, 1.65% and 1.65% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	463	518	268	463	168	168
3 Years	663	733	533	663	533	533
5 Years	882	1,050	925	882	925	925
10 Years	1,512	1,823	2,023	1,512	1,823	2,023

PROSPECTUS	|	February 29, 2012	53

Calamos Total Return Bond Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return through income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

54	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

•

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•

U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.88% (12.31.08)	Worst Quarter:	-2.14% (6.30.08)

PROSPECTUS	|	February 29, 2012	55

Calamos Total Return Bond Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Total Return Bond Fund — Class A	6.27.07
Return Before Taxes		-0.53%	5.61%
Return After Taxes on Distributions		-1.64%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares		-0.28%	3.90%
Calamos Total Return Bond Fund — Class B	6.27.07
Return Before Taxes		-0.87%	5.49%
Calamos Total Return Bond Fund — Class C	6.27.07
Return Before Taxes		1.62%	5.70%
Barclays Capital U.S. Aggregate Bond Index		7.84%	7.05%

Investment Adviser

Calamos Advisors LLC

56	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	1 year	EVP
Jeff Scudieri	1 year	SVP, Co-Head of Research and Investments
Jon Vacko	1 year	SVP, Co-Head of Research and Investments
John Hillenbrand	1 year	SVP, Senior Strategy Analyst
Steve Klouda	1 year	SVP, Senior Strategy Analyst
Christopher Hartman	1 year	AVP, Senior Strategy Analyst
Joe Wysocki	1 year	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

PROSPECTUS	|	February 29, 2012	57

Calamos High Income Fund

Investment Objective

Calamos High Income Fund’s primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund’s primary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Operating Expenses	1.22%	1.97%	1.97%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	593	700	300	593	200	200
3 Years	844	918	618	844	618	618
5 Years	1,113	1,262	1,062	1,113	1,062	1,062
10 Years	1,882	2,101	2,295	1,882	2,101	2,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.6% of the average value of its portfolio.

58	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, sector, country and currency industry and focusing on macro-level investment themes.

The Fund may invest in both convertible and non-convertible high yield bonds, and each shall be considered high yield fixed-income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Foreign Securities Risk — There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and

PROSPECTUS	|	February 29, 2012	59

Calamos High Income Fund

economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	16.72% (6.30.09)	Worst Quarter:	-17.47% (12.31.08)

60	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos High Income Fund — Class A	8.2.99
Return Before Taxes		-0.87%	3.99%	6.65%	6.22%
Return After Taxes on Distributions		-3.14%	1.67%	4.27%	3.82%
Return After Taxes on Distributions and Sale of Fund Shares		-0.25%	2.10%	4.35%	3.91%
Calamos High Income Fund — Class B	12.21.00
Return Before Taxes		-1.53%	3.90%	6.54%	7.13%
Calamos High Income Fund — Class C	12.21.00
Return Before Taxes		2.29%	4.21%	6.36%	6.91%
Credit Suisse High Yield Index		5.47%	7.12%	9.07%	7.30%

Investment Adviser

Calamos Advisors LLC

PROSPECTUS	|	February 29, 2012	61

Calamos High Income Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

62	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Investment Objective

Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.68%	0.68%	0.68%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%
Dividend expense on short positions	0.08%	0.08%	0.08%
Total Annual Operating Expenses	1.22%	1.97%	1.97%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	593	700	300	593	200	200
3 Years	844	918	618	844	618	618
5 Years	1,113	1,262	1,062	1,113	1,062	1,062
10 Years	1,882	2,101	2,295	1,882	2,101	2,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.5% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	63

Calamos Market Neutral Income Fund

Principal Investment Strategies

The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests mainly in convertible securities of U.S. companies without regard to market capitalization and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or certain ETFs that trade like common stocks but seek to replicate such market indexes.

The Fund may invest without limit in high yield fixed-income securities rated BB/Ba or lower or determined by the Fund’s investment adviser to be of comparable quality (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•

Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

64	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	7.97% (6.30.09)	Worst Quarter:	-6.67% (12.31.08)

PROSPECTUS	|	February 29, 2012	65

Calamos Market Neutral Income Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Market Neutral Income Fund — Class A	9.4.90
Return Before Taxes		-2.38%	1.38%	3.36%	6.74%
Return After Taxes on Distributions		-2.70%	0.61%	1.79%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares		-1.35%	0.86%	2.00%	4.68%
Calamos Market Neutral Income Fund — Class B	9.11.00
Return Before Taxes		-3.31%	1.23%	3.24%	3.87%
Calamos Market Neutral Income Fund — Class C	2.16.00
Return Before Taxes		0.74%	1.60%	3.08%	3.90%
Barclays Capital U.S. Government/Credit Bond Index		8.74%	6.55%	5.85%	7.18%
Citigroup 30-Day Treasury Bill Index		0.05%	1.22%	1.76%	3.20%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

66	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 68 of the prospectus.

Closed Fund Policies

Effective on the close of business January 28, 2011, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of CALAMOS ADVISORS or its affiliates.

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Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA

Minimum Additional Investment

Classes A and C: $50

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

Mail:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Fund.

Transaction Policies

The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About Investment Strategies and Related Risks

What are the investment objectives and principal strategies common to the Funds?

As described above, each Fund has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund.

When buying and selling growth-oriented securities, the investment adviser focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the investment adviser focuses on how a company’s stock is valued relative to what the Fund’s investment adviser considers to be the company’s worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

When buying and selling fixed-income securities, the investment adviser’s analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

When buying and selling convertible securities, a Fund typically applies a four-step approach:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of a convertible security, a Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management.

In seeking to meet the Funds’ respective investment objectives, the Funds’ investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund’s objectives.

A Fund’s investment objectives may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its investment objectives.

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Additional Information About Investment Strategies and Related Risks

Principal Risks of Investing in a Fund

This prospectus describes the risks you may face as an investor in the CALAMOS FAMILY OF FUNDS. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds’ investment adviser, CALAMOS ADVISORS, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Recent Market Events. Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments and quasi-governmental entities throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether CALAMOS ADVISORS is able to choose suitable investments for each Fund.

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Additional Information About Investment Strategies and Related Risks

What are the principal risks specific to each Fund?

RISKS	GROWTH FUND	VALUE FUND	BLUE CHIP FUND	DISCOVERY GROWTH FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GROWTH AND INCOME FUND	GLOBAL GROWTH AND INCOME FUND	CONVERTIBLE FUND	TOTAL RETURN BOND FUND	HIGH INCOME FUND	MARKET NEUTRAL INCOME FUND
American Depositary Receipts	●	●	●	●	●	●	●	●	●
Equity Investments Risk	●	●	●	●	●	●	●	●	●	●
Growth Stock Risk	●		●	●	●	●	●	●	●
Value Stock Risk		●	●				●
Mid-Sized Company Risk	●	●	●	●	●	●	●	●	●	●
Small Company Risk		●		●	●	●	●	●	●	●
Securities Lending Risk	●	●	●	●	●	●	●	●	●	●	●	●
Foreign Securities Risk				●	●	●	●		●	●	●
Emerging Markets Risk					●	●	●		●		●
Forward Foreign Currency Contract Risk			●				●	●	●
Convertible Securities Risk						●		●	●	●		●	●
Synthetic Convertible Instruments Risk						●		●	●	●		●	●
Rule 144A Securities Risk								●	●	●		●	●
Debt Securities Risk						●		●	●	●	●	●	●
High Yield Fixed-Income Securities (Junk Bond) Risk						●		●	●	●	●	●	●
Short Sale Risk													●
Options Risk			●										●
Portfolio Turnover Risk				●							●		●
Fund of Funds Risk
Tax Risk								●	●	●	●	●	●

American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high

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Additional Information About Investment Strategies and Related Risks

portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Value Stock Risk. Value stocks involve the risk that they may never reach what CALAMOS ADVISORS believes is their full market value, either because the market failed to recognize the stocks’ intrinsic worth or CALAMOS ADVISORS misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to CALAMOS ADVISORS on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of a Fund’s holdings. A Fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party

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Additional Information About Investment Strategies and Related Risks

in the transaction will default its contractual obligation, which would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of a currency, if any, at the current market price. If a Fund enters into a forward foreign currency contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value increases as prevailing interest rate levels decline. However, a convertible security’s market value will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security’s conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders. Consequently, the issuer’s convertible securities entail less risk than its common stock.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund’s assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if CALAMOS ADVISORS has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

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Additional Information About Investment Strategies and Related Risks

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on CALAMOS ADVISORS’ ability to predict pertinent market movements, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, CALAMOS ADVISORS must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact a Fund’s performance. It is possible that a Fund engaging in active and frequent trading may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Portfolio security holdings disclosure

A description of the Funds’ policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the statement of additional information and on the Funds’ website, www.calamos.com.

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Fund Facts

Who manages the Funds?

The Funds’ investments are managed by CALAMOS ADVISORS LLC, 2020 Calamos Court, Naperville, IL. CALAMOS ADVISORS is an indirect subsidiary of CALAMOS ASSET MANAGEMENT, INC., whose voting shares are majority-owned by CALAMOS FAMILY PARTNERS, INC., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CALAMOS ADVISORS a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees (before any reimbursement) under the management agreement during the fiscal year ended October 31, 2011 in the following amounts as a percentage of their average net assets:

FUND	FISCAL YEAR ENDED OCTOBER 31, 2011
Growth Fund	0.81%
Value Fund	1.00%
Blue Chip Fund	1.00%
Discovery Growth Fund	1.00%
International Growth Fund	1.12%
Evolving World Growth Fund	1.10%
Global Equity Fund	1.09%
Growth and Income Fund	0.67%
Global Growth and Income Fund	0.95%
Convertible Fund	0.67%
Total Return Bond Fund	0.55%
High Income Fund	0.75%
Market Neutral Income Fund	0.68%

For International Growth Fund and Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

For International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by  1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by  1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus  1/12 of 0.30% of the Fund’s average daily net assets during the performance measurement period.

The performance adjustment rate is calculated by comparing each Fund’s NAV per Class A share to the performance of its respective Index over the performance measurement period. The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance

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Fund Facts

adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.

Because the performance adjustment is tied to the Fund’s performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to CALAMOS ADVISORS even if the Fund’s shares lose value during the performance measurement period and could decrease that fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Growth Fund, Evolving World Growth Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, High Income Fund and Market Neutral Income Fund as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through June 30, 2013 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Value Fund and Blue Chip Fund as a percentage of the average net assets of the particular class of shares, to 1.15% for Class A shares, 1.90% for Class B shares and 1.90% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through June 30, 2013 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of International Growth Fund and Global Equity Fund as a percentage of the average net assets of the particular class of shares, to 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.50%, 2.25% and 2.25% for Class A shares, Class B shares and Class C shares, respectively. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through June 30, 2013 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through June 30, 2013.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through June 30, 2013.

On June 30, 2011, the board of trustees unanimously approved the renewal of the management agreement for each Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2011.

76	CALAMOS FAMILY OF FUNDS

Fund Facts

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Co-CIOs and comprised generally of the Co-CIOs, Co-Heads of Research and Investments, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, Co-Heads of Research and Investments, and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs, Co-Heads of Research and Investments, and senior strategy analysts, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the Co-Heads of Research and Investments, and senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of CALAMOS ADVISORS, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO and President of Investments of CALAMOS ADVISORS, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the Co-Heads of Research and Investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick Calamos, along with Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, the following portfolio managers held the positions indicated with the Calamos Investment Trust (“Trust”) and CALAMOS ADVISORS: John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company, and Nick P. Calamos has been Vice President since the Trust’s inception and Trustee of the Trust (through June 2006) and President of Investments and Co-CIO of CALAMOS ADVISORS (since 2009), prior thereto he was Senior Executive Vice President of Investments and Co-CIO of CALAMOS ADVISORS and its predecessor company; John P. Calamos, Jr., Executive Vice President of CALAMOS ADVISORS, joined the firm in 1985 and has held various senior investment positions since that time; Jeff Scudieri joined CALAMOS ADVISORS in 1997 and has been a Senior Vice President and Co-Head of Research and Investments of CALAMOS ADVISORS since July 2010, prior thereto he was a Senior Vice President and Senior Strategy Analyst since September 2002; Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Senior Vice President and Co-Head of Research and Investments of CALAMOS ADVISORS since July 2010, prior thereto he was a Senior Vice President and Senior Strategy Analyst since July 2002; John Hillenbrand, Senior Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in 2002 and has been a Senior Strategy Analyst since August 2002; Steve Klouda, Senior Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in 1994 and has been a Senior Strategy Analyst since July 2002; Christopher Hartman, Assistant Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in February 1997 and has been a Senior Strategy Analyst since May 2007; and Joe Wysocki, Assistant Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in October 2003 and has been a Senior Strategy Analyst since February 2007.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

Closed Fund Policies

Convertible Fund

Effective as of the close of business on January 28, 2011 (the “Closing Date”), Convertible Fund closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Intermediaries may not open new accounts with the Fund or add new investors to existing omnibus accounts. Additional purchases of shares of the Fund will be permitted in the following instances:

(i)	Reinvestment of dividends and capital gain distributions on shares of the Fund.

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(ii)	Existing participants in employer-sponsored retirement plans, including employees of CALAMOS ADVISORS, and any of its affiliates, that offer the Fund as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

(iii)	Existing and new participants in any mutual fund allocation program currently sponsored by an affiliate of CALAMOS ADVISORS, may continue to direct contributions to the Fund through such program.

(iv)	CALAMOS ADVISORS may invest in the Fund.

The Fund reserves the right to modify the extent to which sales of shares of the Fund are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases are not expected to have a detrimental effect on the portfolio management of the Fund, or the interests of existing shareholders. The Fund may resume unrestricted sales of its shares at some future date, but it has no present intention to do so. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

Growth and Income Fund, Global Growth and Income Fund and Market Neutral Income Fund

Effective on the close of business on January 28, 2011 for Market Neutral Income Fund and January 20, 2012 for Growth and Income Fund and Global Growth and Income Fund (each of these dates a “Closing Date”), each Fund is closed to new investors. Current investors in each Fund as of its respective Closing Date may continue to invest in their respective Fund, as well as reinvest any dividends or capital gains distributions. However, once an account is closed, additional investments in a closed Fund will not be accepted.

Sales of shares of a closed Fund to new investors were generally discontinued as of close of business on the Closing Date, and financial intermediaries may not open new accounts with each Fund and generally may not add new investors to existing omnibus accounts. You may be required to demonstrate eligibility to purchase shares of a Fund before your investment is accepted. If you are a current shareholder in a closed Fund and you close an existing Fund account, you will not be able to make subsequent investments in a closed Fund. Each Fund may resume unrestricted sales of its shares at some future date, but none of the closed Funds presently has an intention to do so.

Additional purchases of shares of each closed Fund will be permitted in the following instances:

(i)	Acceptance of reinvestment of dividends and capital gain distributions on Fund shares.

(ii)	Existing shareholders that have a position in the Fund may continue to add additional shares to their existing accounts.

(iii)	Existing shareholders that have a position in each Fund may exchange shares of other funds in the Calamos Family of Funds for shares of each Fund.

(iv)	Discretionary investment advisers may continue to invest in each Fund through an existing account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders.

(v)	With Fund approval, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership.

(vi)	In the case of certain mergers or reorganizations, retirement plans may be able to add the closed Funds as an investment option and sponsors of certain wrap programs with existing accounts in a Fund would be able to continue to invest in the Fund on behalf of new customers.

(vii)	New and additional investments made through platform-level asset allocation models within mutual fund wrap and fee-based programs.

(viii)	Direct clients of CALAMOS ADVISORS, or any affiliate, may open new accounts in each Fund.

(ix)	Existing and new participants in employer-sponsored retirement plans, including employees of CALAMOS ADVISORS, each Fund’s investment adviser, and any of its affiliates, and qualified defined contribution retirement plans, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, that offer the closed Funds as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

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(x)	Upon prior approval, employees of CALAMOS ADVISORS and its affiliates may open new accounts in the closed Funds; Trustees of the Calamos Funds and directors of CALAMOS ASSET MANAGEMENT, Inc. may also open new accounts in the closed Funds.

Each Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. Notwithstanding the forgoing, each Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

What classes of shares do the Funds offer?

This prospectus offers three classes of shares of each Fund: Class A and Class C shares and in limited circumstances, Class B shares. Class I shares and Class R shares, which have different expense structures, are offered by a separate prospectus. Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through Qualifying Transactions (as defined below). The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class B and Class C shares lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class B shares and Class C shares generally bear a contingent deferred sales charge at the time of redemption. All three share classes bear distribution and/or service fees.

Class A shares

For each Fund, the offering price for Class A shares is the NAV per share plus an initial sales charge. For each Fund, except Total Return Bond Fund, the maximum sales charge is 4.75% of the offering price. For Total Return Bond Fund, the maximum sales charge is 3.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
EACH FUND (OTHER THAN TOTAL RETURN BOND FUND)	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	4.99%	4.75%
$50,000 but less than $100,000	4.44	4.25
$100,000 but less than $250,000	3.63	3.50
$250,000 but less than $500,000	2.56	2.50
$500,000 but less than $1,000,000	2.04	2.00
$1,000,000 or more*	None	None

TOTAL RETURN BOND FUND	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	3.90%	3.75%
$50,000 but less than $100,000	3.36	3.25
$100,000 but less than $250,000	2.56	2.50
$250,000 but less than $500,000	1.52	1.50
$500,000 but less than $1,000,000	1.01	1.00
$1,000,000 or more*	None	None

*	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Class A shares also have a 0.25% distribution (12b-1) fee. See “Distribution and service (Rule 12b-1) plan” for more information about distribution fees.

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How can I reduce sales charges for Class A purchases?

As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

Rights of accumulation

You may combine the value at the current public offering price of Class A, B and C shares of any Funds within the CALAMOS FAMILY OF FUNDS already owned and Fidelity Prime Money Market Fund Shares (discussed below) previously purchased by exchanging from Calamos Fund shares with a new purchase of Class A shares of any Fund within the CALAMOS FAMILY OF FUNDS to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.

Letter of Intent

Under a letter of intent, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. A letter of intent does not obligate you to purchase or sell additional Class A shares. See the statement of additional information for more information about letters of intent.

$1,000,000 purchase order

You may purchase a Fund’s Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the CALAMOS FAMILY OF FUNDS totals at least $1,000,000. Shares purchased at NAV in an account with a value of $1,000,000 without a sales charge may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See “Contingent deferred sales charges” for more information about contingent deferred sales charges.

What accounts are eligible for reduced sales charges on Class A shares?

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own CALAMOS FAMILY OF FUNDS shares.

Who may purchase Class A shares without a sales charge?

Any of the following investors may purchase Class A shares of a Fund at NAV, with no initial sales charge:

(a)	any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b)	any investor buying Class A shares by exchanging Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or Fidelity Prime Money Market Fund Shares, if purchases of those shares have previously incurred a sales charge (see “Money market fund” below);

(c)	any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;

(d)	any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

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(e)	any investor or intermediary platform on behalf of investors, including any investment company, that has entered into an investment advisory agreement or other written arrangements with CALAMOS ADVISORS or its affiliates;

(f)	some insurance company separate accounts not otherwise restricted by Internal Revenue Code Section 817(h);

(g)	any current or retired trustee of the Trust, or other registered investment company where CALAMOS ADVISORS acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h)	any employee of CALAMOS FINANCIAL SERVICES LLC (“CFS”), the Funds’ distributor, or its affiliates;

(i)	employees of an entity with a selling group agreement with CFS;

(j)	any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

In addition, Class A shares of the Convertible Fund may be bought without an initial sales charge by any shareholder of the Convertible Fund who has been a shareholder since April 30, 1992. Existing shareholders of the Convertible Fund who meet the eligibility threshold in the foregoing sentence must make such determination independently and are responsible for communicating satisfaction of the eligibility standard to their financial advisor and the Fund. If you are entitled to purchase Class A shares of the Convertible Fund based on your continuing Fund shareholder status since April 30, 1992 and do not communicate such eligibility to your financial advisor or the Fund, the Fund has no responsibility for failure to provide the benefit. You may be asked by us or your financial advisor for evidence of such Fund shareholdings to verify your eligibility.

Proceeds of Class A shares redeemed from a Fund within the previous 60 days may be reinvested in Class A shares of that Fund at NAV without a sales charge.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?

The steps to obtain a breakpoint discount depend on how your account is maintained with the CALAMOS FAMILY OF FUNDS. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor’s responsibility to ensure that you receive discounts for which you are eligible, and the Funds are not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds’ transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Funds’ statement of additional information, which can be obtained on CALAMOS ADVISORS’ website at www.calamos.com.

Exchange for Class I shares

Holders of Class A shares issued by Funds in the CALAMOS FAMILY OF FUNDS may exchange their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in the Class I shares prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. No sales charges or other charges will apply to any such exchange, including any contingent deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. For federal income tax purposes, a same-Fund exchange generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider the Class I shares prospectus before any such exchange.

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Class B shares

The Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the following two types of Qualifying Transactions:

1.	Dividends and/or capital gain distributions reinvested in Class B shares of the same Fund.

2.	Class B shareholders of a Fund exchanging for Class B shares of another Fund.

Any purchase request for a Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Shareholders who own Class B shares of a Fund may purchase Class A or Class C shares of the same Fund without regard to the normal initial investment minimum for such shares. Those purchases will be subject to any applicable sales load. As described above under “Rights of accumulation,” for purposes of determining the applicable sales load, the value of an investor’s account will be deemed to include the value of all applicable shares in eligible accounts, including a Class B share account.

The offering price for Class B shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee. After eight years, measured from the first day of the month in which you purchased the shares, Class B shares automatically convert to Class A shares, which means lower annual expenses from the ninth year on.

Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:

	CONTINGENT DEFERRED SALES CHARGE
YEAR AFTER YOU BOUGHT SHARES	EACH FUND (OTHER THAN TOTAL RETURN BOND FUND)	TOTAL RETURN BOND FUND
First year	5.00%	3.50%
Second year	4.00	2.75
Third or fourth year	3.00	2.00
Fifth year	2.00	1.25
Sixth year	1.00	0.50

No order for Class B shares of any Fund may exceed $100,000.

Class C shares

The offering price for Class C shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase, measured from the first day of the month in which the shares were purchased. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares of any Fund may exceed $1,000,000.

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Exchange for Class I Shares

Certain Class C shareholders may be eligible to exchange their shares for Class I shares in the same fund, provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are otherwise eligible to invest in Class I shares through their financial institution in accordance with the criteria set forth in the Class I shares prospectus. In addition, shareholders must have held the Class C shares being exchanged for a minimum of one year from the date of purchase of those shares. Generally, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their financial intermediary to learn more about the details of this privilege, and should read and consider the Class I shares prospectus before any such exchange. Each such exchange is subject to the discretion of the Trust to accept or reject the exchange.

Money market fund

If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of the Fidelity Institutional Money Market-Prime Money Market Portfolio (“Fidelity Prime Money Market Fund Shares”). Class A, Class B and Class C shares of the Funds may be exchanged for Class III, Class IV and Class IV Fidelity Prime Money Market Fund Shares, respectively.

Fidelity Prime Money Market Fund Shares are offered by a separate prospectus and are not offered by the Funds. You may at any time exchange your Fidelity Prime Money Market Fund Shares back into shares of the equivalent class of the CALAMOS FAMILY OF FUNDS. However, should you redeem (and not exchange) your Fidelity Prime Money Market Fund Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Prime Money Market Fund Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Prime Money Market Fund Shares carefully.

Contingent deferred sales charge

Any contingent deferred sales charge on redemptions of Class B or Class C shares is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the statement of additional information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?

The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge, but who plans to redeem the shares within eight years might consider Class C shares. For more information about the three share classes, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial services firms may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Funds?

The minimum initial investment for Class A shares and Class C shares of each Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500 per Fund account. The minimum subsequent investment in any Fund is $50 per Fund account. No Fund may waive or reduce the minimum initial or subsequent investment requirement, except for any omnibus account or fee-based program of any financial intermediary with whom CALAMOS ADVISORS has entered into an agreement, including, without limitation, profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. Shareholders who own Class B shares of a Fund may purchase Class A or Class C shares of the same Fund without regard to the normal initial investment minimum for such shares.

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How can I buy shares?

You may buy shares of the Funds by contacting us, your financial advisor or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.

The offering price for shares will be based on the NAV per share next computed after receipt by the Funds’ transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

We generally do not sell Fund shares to investors residing outside the U.S., Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You may buy shares using the following methods:

By mail

You may purchase shares of a Fund by sending a check payable to the CALAMOS FAMILY OF FUNDS, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the

Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By telephone

Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. If your order is received prior to generally 4 p.m. Eastern time, your shares will be purchased at the next applicable price calculated on the day your order is placed. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds’ transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

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The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By wire

You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA #075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(account registration)

(account number)

Before sending any wire, please advise the transfer agent of your intent to wire funds. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By exchange

You may exchange Class A shares of a Fund for Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class B shares and Class C shares of a Fund for Class B shares and Class C shares, respectively, of another Fund in the CALAMOS FAMILY OF FUNDS with no sales charge, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class III Fidelity Prime Money Market Fund Shares for Class A shares of a Fund without paying a sales charge, if you have previously paid a sales charge on the shares you are exchanging. In addition, you may exchange Class B shares and Class C shares of a Fund for Class IV Fidelity Prime Money Market Fund Shares with no sales charge, and the time period for the contingent deferred sales charge will continue to run. See “Money market fund” above.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

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The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of a Fund for cash will not be affected.

By Automatic Investment Plan

If you own shares of a Fund, you may purchase additional shares of that Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the ACH Network to participate. If you wish to enroll in this Plan, complete the appropriate application form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Funds may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying us by telephone or in writing at least five business days prior to the effective date of the next transaction. A request to change bank information for this Plan may require a signature guarantee. A $25 charge will be imposed if your bank rejects your payment.

How can I sell (redeem) shares?

You may redeem shares of a Fund by contacting us or your intermediary. Your intermediary may charge for its services. For shares held direct only, you may redeem shares from us directly without any additional charges other than those described below.

Once your instruction to sell shares of a Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.

Through your broker-dealer (certain charges may apply)

Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.

By writing to the Funds’ transfer agent

When your shares are held for you by the Funds’ transfer agent, you may sell your shares by sending a written request to:

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement account, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf.

Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund.

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By telephone

Unless telephone redemption was declined on your account application, you may redeem your shares by telephone and have proceeds sent by check to your address of record. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee or other acceptable form of authentication from a financial institution source, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check to have proceeds deposited directly into your bank account to U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

By wire

Broker-dealers or other sales agents may communicate redemption orders by wire to the Funds’ transfer agent. There is no limit on redemption proceeds sent by wire.

By systematic withdrawal plan

Under the Funds’ Systematic Withdrawal Plan, you may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network (which may require a signature guarantee).

By exchange

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the CALAMOS FAMILY OF FUNDS or Fidelity Prime Money Market Fund Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.

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Medallion Signature Guarantee (“MSG”) Program

A MSG is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	When establishing or modifying certain services on an account;
•	If a change of address was received by the Funds’ transfer agent within the last 30 days;
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and the Funds’ transfer agent reserve the right to require the MSG in other instances based on the circumstances relative to the particular situation. A MSG is designed to protect shareholders and the funds from fraud by verifying signatures.

The MSG must be obtained from a financial institution that is a participant in the MSG program. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). When obtaining a MSG please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. A notary public is not a MSG and will not be accepted in place of a MSG.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Redemption-in-kind

The Funds reserve the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if the Adviser reasonably believes that a cash redemption would negatively affect a Fund’s operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

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Emergency Circumstances

Calamos may postpone the payment of redemption proceeds of up to seven calendar days from the date of redemption. In addition, the Funds can suspend and/ or postpone payments of redemption proceeds beyond seven calendar days for:

(1)	any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)	any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Funds to fairly determine the value of its net assets; or

(3)	such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

Small accounts

Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information

Share price

Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures

The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees. Fixed-income securities are generally traded in the over-the-counter market and are valued by independent

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pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Distribution and Service (Rule 12b-1) plan

The Funds have a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority (“FINRA”). For more information about the 12b-1 Plan, please see the Funds’ statement of additional information.

Intermediaries

The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems

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capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

The Funds’ Adviser or Distributor, out of their own resources and without additional cost to a Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of a Fund, including third-party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by a Fund under the distribution and service (Rule 12b-1) agreements described above. The Fund’s Adviser or the Distributor, in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services.

The Funds’ Adviser or the Distributor may provide additional non-cash compensation to third parties selling the Funds, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation. The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Funds are made available by those broker-dealers for their customers.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Anti-money laundering compliance

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/or increase expenses, thus harming Fund performance.

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Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Funds’ long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds’ policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of a Fund. In analyzing whether trading is disruptive, the Funds will consider the purpose of the trades, the effects on the Fund’s portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 51 of the statement of additional information.

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The Funds’ policy is against frequent purchases and redemptions of a Fund’s shares that are disruptive to the Fund’s portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

The Funds’ policies and procedures regarding excessive trading may be modified at any time.

Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Convertible Fund, Growth and Income Fund, Market Neutral Income Fund and Global Growth and Income Fund declare and pay dividends from net investment income quarterly; Growth Fund, Blue Chip Fund, Discovery Growth Fund, Value Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund declare dividends annually; High Income Fund declares and pays dividends from net investment income monthly; and Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes.

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A portion of the dividends from net investment income paid by Funds that invest primarily in equity securities may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by a Fund will consist of “qualified dividend income.” The special tax treatment of “qualified dividend income” currently applies only to taxable years beginning on or before December 31, 2012, and it is unclear whether Congress will extend it to later taxable years.

A Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

Other information

Shareholder accounts

Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans

You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us or your plan administrator.

Prospectuses and shareholder reports

The Funds reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Abandoned Property

Your mutual fund account may be transferred to your State of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Legal Proceedings

The Adviser and its corporate parent, Calamos Asset Management, Inc., among other persons, were named as defendants in putative class action complaints, captioned Rutgers Casualty Insurance Co. v. Calamos, et al., Brown v. Calamos, et al. and Bourrienne v. Calamos, et al., which were originally filed in the Circuit Court of Cook County, Illinois and subsequently removed to the U.S. District Court for the Northern District of Illinois. Only the Rutgers matter remains pending in that Court. The complaints in Brown and Bourrienne generally alleged that the Board of Trustees of Calamos Convertible Opportunities and Income Fund (“CHI”) breached certain fiduciary duties owed to its common shareholders by approving the redemption of CHI’s ARPS at their

94	CALAMOS FAMILY OF FUNDS

Fund Facts

liquidation preference, and by recapitalizing CHI with debt-based borrowings that were allegedly less advantageous to CHI’s common shareholders. The complaints also alleged that the Adviser, the corporate parent of the Adviser, and in the case of the Brown complaint, CHI itself, aided and abetted the Trustees’ alleged breaches of fiduciary duty and were unjustly enriched as a result. The Rutgers complaint contains allegations similar to, and pleads the same claims as, the complaint in Brown, but is directed against Calamos Convertible and High Income Fund (“CHY”) and its the Board of Trustees. The Brown and Bourrienne suits sought, and the Rutgers suit seeks, indeterminate monetary and punitive damages from the named defendants, as well as injunctive relief. The Brown action was dismissed pursuant to SLUSA on March 14, 2010. The dismissal was affirmed by the United States Court of Appeals for the Seventh Circuit on November 10, 2011. On January 27, 2012, Brown applied to the United States Supreme Court for an extension of time to file a petition for writ of certiorari, which the Court granted on January 31, 2012. As a result, Brown has until March 9, 2012 to file a petition for writ of certiorari in the Supreme Court. The Bourrienne action was dismissed on August 4, 2011. Bourrienne filed a Notice of Appeal from the final judgment, which was docketed in the United States Court of Appeals for the Seventh Circuit on August 30, 2011. On December 6, 2011, Bourrienne stipulated to the dismissal with prejudice of his appeal, and the Seventh Circuit dismissed the appeal on December 7, 2011. In Rutgers, defendants moved to dismiss the complaint and plaintiff has moved to remand the case to the Circuit Court of Cook County. Although both motions are fully briefed, the Court has not yet ruled on either motion. The defendants believe that the Rutgers complaint, like the Brown and Bourrienne complaints, is without merit, and intend to defend themselves vigorously against these allegations.

Each Fund believes that the litigation does not have any present material adverse effect on the ability of the Adviser to perform its obligations under its investment advisory contract.

PROSPECTUS	|	February 29, 2012	95

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below for Class A, Class B and Class C shares. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the fiscal periods ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007. The report of Deloitte & Touche LLP, along with the Funds’ financial statements and financial highlights, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2011, which is available upon request.

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$49.18	$40.60	$32.20	$70.29	$55.12	$48.96	$40.72	$32.53	$71.41	$56.37
Income from investment operations:
Net investment income (loss)(a)	(0.32)	(0.16)	(0.14)	(0.24)	(0.35)	(0.71)	(0.50)	(0.39)	(0.63)	(0.80)
Net realized and unrealized gain (loss)	2.20	8.74	8.54	(30.29)	17.49	2.19	8.74	8.58	(30.69)	17.81
Total from investment operations	1.88	8.58	8.40	(30.53)	17.14	1.48	8.24	8.19	(31.32)	17.01

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—	—	—	—
Dividends from net realized gains	—	—	—	(7.56)	(1.97)	—	—	—	(7.56)	(1.97)
Total distributions	—	—	—	(7.56)	(1.97)	—	—	—	(7.56)	(1.97)

Net asset value, end of period	$51.06	$49.18	$40.60	$32.20	$70.29	$50.44	$48.96	$40.72	$32.53	$71.41

Ratios and supplemental data:
Total return(b)	3.82%	21.13%	26.09%	(48.11%)	32.15%	3.02%	20.24%	25.18%	(48.50%)	31.18%

Net assets, end of period (000)	$4,232,942	$4,721,389	$5,017,458	$5,052,016	$12,068,660	$335,792	$508,828	$593,604	$609,200	$1,396,806
Ratio of net expenses to average net assets	1.26%	1.27%	1.32%	1.21%	1.20%	2.01%	2.02%	2.07%	1.96%	1.95%
Ratio of gross expenses to average net assets prior to expense reductions	1.26%	1.27%	1.33%	1.22%	1.21%	2.01%	2.02%	2.08%	1.97%	1.96%
Ratio of net investment income (loss) to average net assets	(0.60%)	(0.37%)	(0.44%)	(0.46%)	(0.61%)	(1.34%)	(1.12%)	(1.19%)	(1.21%)	(1.36%)

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	84.7%	52.7%	52.3%	73.9%	75.8%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

96	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$44.80	$37.26	$29.77	$66.05	$52.29
Income from investment operations:
Net investment income (loss)(a)	(0.66)	(0.45)	(0.36)	(0.58)	(0.74)
Net realized and unrealized gain (loss)	2.02	7.99	7.85	(28.14)	16.47
Total from investment operations	1.36	7.54	7.49	(28.72)	15.73

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(7.56)	(1.97)
Total distributions	—	—	—	(7.56)	(1.97)

Net asset value, end of period	$46.16	$44.80	$37.26	$29.77	$66.05

Ratios and supplemental data:
Total return(b)	3.04%	20.24%	25.16%	(48.50%)	31.16%

Net assets, end of period (000)	$1,517,047	$1,718,714	$1,720,775	$1,732,305	$3,801,620
Ratio of net expenses to average net assets	2.01%	2.02%	2.07%	1.96%	1.95%
Ratio of gross expenses to average net assets prior to expense reductions	2.01%	2.02%	2.08%	1.97%	1.96%
Ratio of net investment income (loss) to average net assets	(1.35%)	(1.12%)	(1.19%)	(1.21%)	(1.36%)

PROSPECTUS	|	February 29, 2012	97

Calamos Value Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.02	$10.57	$8.90	$14.68	$13.63	$10.35	$9.98	$8.46	$14.01	$13.13
Income from investment operations:
Net investment income (loss)(a)	0.01	(0.00)**	0.04	0.03	0.01	(0.07)	(0.07)	(0.02)	(0.06)	(0.09)
Net realized and unrealized gain (loss)	0.22	0.48	1.64	(4.83)	1.73	0.21	0.44	1.54	(4.59)	1.66
Total from investment operations	0.23	0.48	1.68	(4.80)	1.74	0.14	0.37	1.52	(4.65)	1.57

Distributions:
Dividends from net investment income	—	(0.03)	(0.01)	(0.08)	—	—	—	—	—	—
Dividends from net realized gains	—	—	—	(0.90)	(0.69)	—	—	—	(0.90)	(0.69)
Total distributions	—	(0.03)	(0.01)	(0.98)	(0.69)	—	—	—	(0.90)	(0.69)

Net asset value, end of period	$11.25	$11.02	$10.57	$8.90	$14.68	$10.49	$10.35	$9.98	$8.46	$14.01

Ratios and supplemental data:
Total return(b)	2.09%	4.52%	18.85%	(34.79%)	13.33%	1.35%	3.71%	17.97%	(35.24%)	12.50%

Net assets, end of period (000)	$23,964	$31,556	$32,877	$45,372	$76,676	$2,308	$3,903	$5,145	$5,377	$10,867
Ratio of net expenses to average net assets	1.52%	1.60%	1.59%	1.48%	1.46%	2.29%	2.34%	2.34%	2.23%	2.21%
Ratio of gross expenses to average net assets prior to expense reductions	1.67%	1.60%	1.59%	1.49%	1.46%	2.42%	2.34%	2.34%	2.24%	2.21%
Ratio of net investment income (loss) to average net assets	0.11%	0.03%	0.50%	0.24%	0.05%	(0.63%)	(0.70%)	(0.29%)	(0.51%)	(0.70%)

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	27.4%	37.7%	58.7%	61.0%	29.6%

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

98	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.34	$9.97	$8.45	$14.00	$13.12
Income from investment operations:
Net investment income (loss)(a)	(0.07)	(0.07)	(0.02)	(0.06)	(0.09)
Net realized and unrealized gain (loss)	0.21	0.44	1.54	(4.59)	1.66
Total from investment operations	0.14	0.37	1.52	(4.65)	1.57

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(0.90)	(0.69)
Total distributions	—	—	—	(0.90)	(0.69)

Net asset value, end of period	$10.48	$10.34	$9.97	$8.45	$14.00

Ratios and supplemental data:
Total return(b)	1.35%	3.71%	17.99%	(35.27%)	12.51%

Net assets, end of period (000)	$3,974	$5,915	$6,946	$7,295	$14,364
Ratio of net expenses to average net assets	2.28%	2.35%	2.34%	2.23%	2.21%
Ratio of gross expenses to average net assets prior to expense reductions	2.42%	2.35%	2.34%	2.24%	2.21%
Ratio of net investment income (loss) to average net assets	(0.63%)	(0.71%)	(0.29%)	(0.51%)	(0.70%)

PROSPECTUS	|	February 29, 2012	99

Calamos Blue Chip Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.93	$10.51	$8.91	$14.82	$12.75	$11.45	$10.14	$8.63	$14.44	$12.49
Income from investment operations:
Net investment income (loss)(a)	(0.03)	(0.02)	0.06	0.06	0.04	(0.13)	(0.10)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	0.47	1.46	1.58	(5.05)	2.11	0.46	1.41	1.53	(4.89)	2.05
Total from investment operations	0.44	1.44	1.64	(4.99)	2.15	0.33	1.31	1.51	(4.92)	1.99

Distributions:
Dividends from net investment income	—	(0.02)	(0.04)	(0.03)	(0.04)	—	—	—	—	—
Dividends from net realized gains	—	—	—	(0.89)	(0.04)	—	—	—	(0.89)	(0.04)
Total distributions	—	(0.02)	(0.04)	(0.92)	(0.08)	—	—	—	(0.89)	(0.04)

Net asset value, end of period	$12.37	$11.93	$10.51	$8.91	$14.82	$11.78	$11.45	$10.14	$8.63	$14.44

Ratios and supplemental data:
Total return(b)	3.69%	13.72%	18.50%	(35.66%)	16.93%	2.88%	12.92%	17.50%	(36.08%)	15.96%

Net assets, end of period (000)	$22,702	$24,518	$32,143	$67,229	$107,955	$2,893	$4,171	$5,087	$4,833	$8,694
Ratio of net expenses to average net assets	1.44%	1.56%	1.54%	1.45%	1.44%	2.20%	2.31%	2.29%	2.20%	2.19%
Ratio of gross expenses to average net assets prior to expense reductions	1.57%	1.56%	1.55%	1.46%	1.45%	2.32%	2.31%	2.29%	2.21%	2.20%
Ratio of net investment income (loss) to average net assets	(0.28%)	(0.18%)	0.72%	0.49%	0.33%	(1.03%)	(0.92%)	(0.25%)	(0.26%)	(0.42%)

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	73.5%	49.4%	79.0%	39.8%	45.9%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

100	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.45	$10.15	$8.63	$14.45	$12.49
Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.10)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	0.46	1.40	1.54	(4.90)	2.06
Total from investment operations	0.34	1.30	1.52	(4.93)	2.00

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(0.89)	(0.04)
Total distributions	—	—	—	(0.89)	(0.04)

Net asset value, end of period	$11.79	$11.45	$10.15	$8.63	$14.45

Ratios and supplemental data:
Total return(b)	2.97%	12.81%	17.61%	(36.13%)	16.04%

Net assets, end of period (000)	$10,153	$10,628	$10,359	$8,489	$14,389
Ratio of net expenses to average net assets	2.19%	2.31%	2.29%	2.20%	2.19%
Ratio of gross expenses to average net assets prior to expense reductions	2.32%	2.31%	2.29%	2.21%	2.20%
Ratio of net investment income (loss) to average net assets	(1.03%)	(0.92%)	(0.25%)	(0.26%)	(0.42%)

PROSPECTUS	|	February 29, 2012	101

Calamos Discovery Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A			CLASS B			CLASS C
	Year Ended October 31,	June 1, 2010* through October 31,		Year Ended October 31,	June 1, 2010* through October 31,		Year Ended October 31,	June 1, 2010* through October 31,
	2011	2010		2011	2010		2011	2010
Net asset value, beginning of period	$11.64	$10.00		$11.60	$10.00		$11.60	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.14)	(0.04)		(0.24)	(0.08)		(0.24)	(0.08)
Net realized and unrealized gain (loss)	0.55	1.68		0.57	1.68		0.57	1.68
Total from investment operations	0.41	1.64		0.33	1.60		0.33	1.60

Distributions:
Dividends from net investment income	(0.01)	—		—	—		—	—
Dividends from net realized gains	—	—		—	—		—	—
Total distributions	(0.01)	—		—	—		—	—

Net asset value, end of period	$12.04	$11.64		$11.93	$11.60		$11.93	$11.60

Ratios and supplemental data:
Total return(b)	3.55%	16.40%		2.84%	16.00%		2.84%	16.00%

Net assets, end of period (000)	$23,463	$14,557		$1,451	$1,160		$2,524	$1,545
Ratio of net expenses to average net assets	1.50%	1.50	%(c)	2.25%	2.25	%(c)	2.25%	2.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.84%	2.63	%(c)	2.61%	3.41	%(c)	2.59%	3.38	%(c)
Ratio of net investment income (loss) to average net assets	(1.08%)	(0.99	%)(c)	(1.81%)	(1.74	%)(c)	(1.82%)	(1.76	%)(c)

	Year Ended October 31,	June 1, 2010* through October 31,
	2011	2010
Portfolio turnover rate	97.1%	26.2%
*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

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PROSPECTUS	|	February 29, 2012	103

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
	Year Ended October 31,							Year Ended October 31,
	2011		2010		2009	2008	2007	2011		2010		2009		2008		2007
Net asset value, beginning of period	$15.46		$12.64		$8.90	$19.16	$13.34	$14.96		$12.32		$8.74		$18.88		$13.20
Income from investment operations:
Net investment income (loss)	(0.04	)(a)	(0.04	)(a)	0.03 (a)	0.04 (a)	0.06	(0.16	)(a)	(0.14	)(a)	(0.03	)(a)	(0.07	)(a)	(0.04)
Net realized and unrealized gain (loss)	0.90		2.86		3.71	(9.61)	5.85	0.87		2.78		3.61		(9.46)		5.76
Total from investment operations	0.86		2.82		3.74	(9.57)	5.91	0.71		2.64		3.58		(9.53)		5.72

Distributions:
Dividends from net investment income	—		—		—	(0.08)	(0.05)	—		—		—		—		—
Dividends from net realized gains	—		—		—	(0.61)	(0.04)	—		—		—		(0.61)		(0.04)
Total distributions	—		—		—	(0.69)	(0.09)	—		—		—		(0.61)		(0.04)

Net asset value, end of period	$16.32		$15.46		$12.64	$8.90	$19.16	$15.67		$14.96		$12.32		$8.74		$18.88

Ratios and supplemental data:
Total return(b)	5.56%		22.31%		42.02%	(51.67%)	44.59%	4.75%		21.43%		40.96%		(52.02%)		43.49%

Net assets, end of period (000)	$238,764		$136,723		$112,647	$130,686	$270,864	$13,500		$16,606		$17,019		$15,978		$40,659
Ratio of net expenses to average net assets	1.49%		1.67%		1.62%	1.48%	1.49%	2.25%		2.42%		2.37%		2.23%		2.24%
Ratio of gross expenses to average net assets prior to expense reductions	1.58%		1.67%		1.62%	1.48%	1.49%	2.32%		2.42%		2.38%		2.23%		2.24%
Ratio of net investment income (loss) to average net assets	(0.21%)		(0.26%)		0.35%	0.25%	0.40%	(1.01%)		(1.02%)		(0.34%)		(0.50%)		(0.35%)

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	59.6%	63.1%	86.9%	87.7%	80.1%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

104	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

	CLASS C
	Year Ended October 31,
	2011		2010		2009		2008		2007
Net asset value, beginning of period	$14.94		$12.30		$8.72		$18.85		$13.18
Income from investment operations:
Net investment income (loss)	(0.16	)(a)	(0.14	)(a)	(0.03	)(a)	(0.07	)(a)	(0.04)
Net realized and unrealized gain (loss)	0.87		2.78		3.61		(9.45)		5.75
Total from investment operations	0.71		2.64		3.58		(9.52)		5.71

Distributions:
Dividends from net investment income	—		—		—		—		—
Dividends from net realized gains	—		—		—		(0.61)		(0.04)
Total distributions	—		—		—		(0.61)		(0.04)

Net asset value, end of period	$15.65		$14.94		$12.30		$8.72		$18.85

Ratios and supplemental data:
Total return(b)	4.75%		21.46%		41.06%		(52.05%)		43.48%

Net assets, end of period (000)	$53,355		$48,200		$43,138		$43,401		$96,202
Ratio of net expenses to average net assets	2.25%		2.42%		2.37%		2.23%		2.24%
Ratio of gross expenses to average net assets prior to expense reductions	2.32%		2.42%		2.37%		2.23%		2.24%
Ratio of net investment income (loss) to average net assets	(0.98%)		(1.01%)		(0.36%)		(0.50%)		(0.35%)

PROSPECTUS	|	February 29, 2012	105

Calamos Evolving World Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B					CLASS C
	Year Ended October 31,			August 15, 2008* through October 31,		Year Ended October 31,			August 15, 2008* through October 31,		Year Ended October 31,			August 15, 2008* through October 31,
	2011	2010	2009	2008		2011	2010	2009	2008		2011	2010	2009	2008
Net asset value, beginning of period	$12.42	$10.30	$7.33	$10.00		$12.32	$10.24	$7.32	$10.00		$12.31	$10.24	$7.32	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.01	0.08	0.12	0.01		(0.09)	(0.01)	0.07	(0.00	)**	(0.09)	(0.01)	0.07	(0.00	)**
Net realized and unrealized gain (loss)	0.08	2.11	2.91	(2.68)		0.09	2.10	2.89	(2.68)		0.09	2.10	2.89	(2.68)
Total from investment operations	0.09	2.19	3.03	(2.67)		—	2.09	2.96	(2.68)		—	2.09	2.96	(2.68)

Distributions:
Dividends from net investment income	(0.04)	(0.07)	(0.06)	—		—	(0.01)	(0.04)	—		(0.00)**	(0.02)	(0.04)	—
Dividends from net realized gains	—	—	—	—		—	—	—	—		—	—	—	—
Total distributions	(0.04)	(0.07)	(0.06)	—		—	(0.01)	(0.04)	—		—	(0.02)	(0.04)	—

Net asset value, end of period	$12.47	$12.42	$10.30	$7.33		$12.32	$12.32	$10.24	$7.32		$12.31	$12.31	$10.24	$7.32

Ratios and supplemental data:
Total return(b)	0.68%	21.40%	41.76%	(26.70%)		0.00%	20.42%	40.71%	(26.80%)		0.00%	20.43%	40.71%	(26.80%)

Net assets, end of period (000)	$104,365	$44,895	$15,276	$1,194		$1,815	$1,819	$1,349	$732		$8,913	$3,472	$1,431	$734
Ratio of net expenses to average net assets	1.58%	1.67%	1.75%	1.68	%(c)	2.33%	2.43%	2.49%	2.43	%(c)	2.33%	2.43%	2.49%	2.43	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.58%	1.67%	1.97%	3.01	%(c)	2.33%	2.43%	2.95%	3.76	%(c)	2.33%	2.43%	2.95%	3.76	%(c)
Ratio of net investment income (loss) to average net assets	0.08%	0.67%	1.31%	0.71	%(c)	(0.71%)	(0.11%)	0.83%	(0.04	%)(c)	(0.66%)	(0.07%)	0.82%	(0.04	%)(c)

	Year Ended October 31,			August 15, 2008* through October 31,
	2011	2010	2009	2008
Portfolio turnover rate	67.4%	48.3%	73.5%	1.2%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

106	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A						CLASS B						CLASS C
	Year Ended October 31,				March 1, 2007* through October 31,		Year Ended October 31,				March 1, 2007* through October 31,		Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007		2011	2010	2009	2008	2007		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.28	$9.12	$7.16	$13.44	$10.00		$11.06	$9.02	$7.06	$13.36	$10.00		$11.04	$9.00	$7.07	$13.37	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.07)	(0.07)	(0.03)	(0.06)	(0.02)		(0.16)	(0.15)	(0.09)	(0.14)	(0.08)		(0.16)	(0.15)	(0.09)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	0.93	2.23	2.33	(6.22)	3.46		0.92	2.19	2.33	(6.16)	3.44		0.92	2.19	2.32	(6.16)	3.45
Total from investment operations	0.86	2.16	2.30	(6.28)	3.44		0.76	2.04	2.24	(6.30)	3.36		0.76	2.04	2.23	(6.30)	3.37

Distributions:
Dividends from net investment income	—	—	(0.33)	—	—		—	—	(0.27)	—	—		—	—	(0.29)	—	—
Dividends from net realized gains	—	—	—	—	—		—	—	—	—	—		—	—	—	—	—
Return of capital	—	—	(0.01)	—	—		—	—	(0.01)	—	—		—	—	(0.01)	—	—
Total distributions	—	—	(0.34)	—	—		—	—	(0.28)	—	—		—	—	(0.30)	—	—

Net asset value, end of period	$12.14	$11.28	$9.12	$7.16	$13.44		$11.82	$11.06	$9.02	$7.06	$13.36		$11.80	$11.04	$9.00	$7.07	$13.37

Ratios and supplemental data:
Total return(b)	7.62%	23.68%	34.24%	(46.73%)	34.40%		6.87%	22.62%	33.48%	(47.16%)	33.60%		6.88%	22.67%	33.29%	(47.12%)	33.70%
Net assets, end of period (000)	$51,525	$30,212	$21,162	$23,904	$42,097		$2,603	$2,552	$2,125	$1,531	$2,529		$10,359	$6,523	$4,490	$4,339	$3,261
Ratio of net expenses to average net assets	1.57%	1.88%	1.95%	1.82%	1.75	%(c)	2.35%	2.63%	2.71%	2.57%	2.50	%(c)	2.32%	2.63%	2.70%	2.57%	2.50	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.66%	1.88%	2.05%	1.82%	1.92	%(c)	2.42%	2.63%	2.81%	2.57%	2.67	%(c)	2.41%	2.63%	2.81%	2.57%	2.67	%(c)
Ratio of net investment income (loss) to average net assets	(0.60%)	(0.71%)	(0.45%)	(0.52%)	(0.30	%)(c)	(1.37%)	(1.46%)	(1.18%)	(1.27%)	(1.05	%)(c)	(1.33%)	(1.46%)	(1.22%)	(1.27%)	(1.05	%)(c)

	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	58.8%	65.1%	101.6%	83.7%	45.8%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

PROSPECTUS	|	February 29, 2012	107

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$30.15	$27.49	$21.13	$35.83	$32.71	$34.22	$31.10	$23.85	$40.09	$36.32
Income from investment operations:
Net investment income (loss)	0.51 (a)	0.64 (a)	0.62 (a)	0.37 (a)	0.32	0.32 (a)	0.49 (a)	0.50 (a)	0.17 (a)	0.12
Net realized and unrealized gain (loss)	1.89	2.70	6.17	(12.09)	5.04	2.14	3.05	6.97	(13.63)	5.60
Total from investment operations	2.40	3.34	6.79	(11.72)	5.36	2.46	3.54	7.47	(13.46)	5.72

Distributions:
Dividends from net investment income	(0.43)	(0.68)	(0.43)	(0.52)	(0.50)	(0.21)	(0.42)	(0.22)	(0.32)	(0.21)
Dividends from net realized gains	—	—	—	(2.46)	(1.74)	—	—	—	(2.46)	(1.74)
Total distributions	(0.43)	(0.68)	(0.43)	(2.98)	(2.24)	(0.21)	(0.42)	(0.22)	(2.78)	(1.95)

Net asset value, end of period	$32.12	$30.15	$27.49	$21.13	$35.83	$36.47	$34.22	$31.10	$23.85	$40.09

Ratios and supplemental data:
Total return(b)	8.04%	12.31%	32.49%	(35.31%)	17.38%	7.21%	11.46%	31.48%	(35.80%)	16.53%

Net assets, end of period (000)	$2,017,175	$1,706,548	$1,748,479	$1,749,433	$3,441,626	$184,989	$303,273	$376,111	$385,128	$739,884
Ratio of net expenses to average net assets	1.08%	1.09%	1.12%	1.06%	1.06%	1.82%	1.84%	1.87%	1.81%	1.81%
Ratio of gross expenses to average net assets prior to expense reductions	1.08%	1.09%	1.12%	1.07%	1.06%	1.82%	1.84%	1.88%	1.82%	1.81%
Ratio of net investment income (loss) to average net assets	1.60%	2.26%	2.69%	1.26%	1.16%	0.88%	1.51%	1.95%	0.51%	0.41%

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	55.1%	54.6%	66.2%	83.4%	66.0%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

108	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$30.30	$27.62	$21.23	$36.05	$32.89
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.43 (a)	0.45 (a)	0.15 (a)	0.10
Net realized and unrealized gain (loss)	1.91	2.72	6.19	(12.16)	5.05
Total from investment operations	2.18	3.15	6.64	(12.01)	5.15

Distributions:
Dividends from net investment income	(0.25)	(0.47)	(0.25)	(0.35)	(0.25)
Dividends from net realized gains	—	—	—	(2.46)	(1.74)
Total distributions	(0.25)	(0.47)	(0.25)	(2.81)	(1.99)

Net asset value, end of period	$32.23	$30.30	$27.62	$21.23	$36.05

Ratios and supplemental data:
Total return(b)	7.23%	11.50%	31.49%	(35.82%)	16.53%

Net assets, end of period (000)	$1,344,781	$1,291,168	$1,263,459	$1,212,715	$2,244,752
Ratio of net expenses to average net assets	1.83%	1.84%	1.87%	1.81%	1.81%
Ratio of gross expenses to average net assets prior to expense reductions	1.83%	1.84%	1.87%	1.82%	1.81%
Ratio of net investment income (loss) to average net assets	0.86%	1.51%	1.94%	0.51%	0.41%

PROSPECTUS	|	February 29, 2012	109

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.16	$9.20	$7.35	$12.83	$10.50	$10.32	$9.37	$7.52	$13.21	$10.88
Income from investment operations:
Net investment income (loss)(a)	0.11	0.17	0.21	0.12	0.07	0.03	0.10	0.15	0.04	(0.02)
Net realized and unrealized gain (loss)	0.50	0.98	1.87	(4.88)	2.60	0.50	1.00	1.91	(5.01)	2.69
Total from investment operations	0.61	1.15	2.08	(4.76)	2.67	0.53	1.10	2.06	(4.97)	2.67

Distributions:
Dividends from net investment income	—	(0.04)	(0.23)	—	—	—	(0.03)	(0.21)	—	—
Dividends from net realized gains	—	—	—	(0.72)	(0.34)	—	—	—	(0.72)	(0.34)
Return of capital	—	(0.15)	—	—	—	—	(0.12)	—	—	—
Total distributions	—	(0.19)	(0.23)	(0.72)	(0.34)	—	(0.15)	(0.21)	(0.72)	(0.34)

Net asset value, end of period	$10.77	$10.16	$9.20	$7.35	$12.83	$10.85	$10.32	$9.37	$7.52	$13.21

Ratios and supplemental data:
Total return(b)	6.00%	12.64%	29.16%	(39.08%)	26.17%	5.14%	11.86%	28.21%	(39.57%)	25.23%

Net assets, end of period (000)	$373,595	$318,493	$273,281	$300,563	$625,429	$30,770	$43,323	$50,466	$52,729	$99,134
Ratio of net expenses to average net assets	1.32%	1.36%	1.44%	1.36%	1.38%	2.07%	2.12%	2.19%	2.11%	2.13%
Ratio of gross expenses to average net assets prior to expense reductions	1.32%	1.36%	1.44%	1.36%	1.38%	2.07%	2.12%	2.19%	2.11%	2.13%
Ratio of net investment income (loss) to average net assets	1.01%	1.74%	2.66%	1.12%	0.61%	0.26%	0.99%	1.93%	0.37%	(0.14%)

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	73.1%	62.2%	97.3%	117.7%	83.3%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

110	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.65	$8.78	$7.06	$12.45	$10.27
Income from investment operations:
Net investment income (loss)(a)	0.03	0.09	0.14	0.04	(0.02)
Net realized and unrealized gain (loss)	0.47	0.94	1.79	(4.71)	2.54
Total from investment operations	0.50	1.03	1.93	(4.67)	2.52

Distributions:
Dividends from net investment income	—	(0.03)	(0.21)	—	—
Dividends from net realized gains	—	—	—	(0.72)	(0.34)
Return of capital	—	(0.13)	—	—	—
Total distributions	—	(0.16)	(0.21)	(0.72)	(0.34)

Net asset value, end of period	$10.15	$9.65	$8.78	$7.06	$12.45

Ratios and supplemental data:
Total return(b)	5.18%	11.81%	28.23%	(39.58%)	25.27%

Net assets, end of period (000)	$282,801	$276,141	$235,776	$236,088	$429,028
Ratio of net expenses to average net assets	2.07%	2.11%	2.19%	2.11%	2.13%
Ratio of gross expenses to average net assets prior to expense reductions	2.07%	2.11%	2.19%	2.11%	2.13%
Ratio of net investment income (loss) to average net assets	0.26%	0.99%	1.91%	0.37%	(0.14%)

PROSPECTUS	|	February 29, 2012	111

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$19.60	$18.31	$14.13	$20.77	$19.98	$23.14	$21.48	$16.48	$24.27	$23.02
Income from investment operations:
Net investment income (loss)(a)	0.40	0.53	0.56	0.42	0.41	0.32	0.47	0.52	0.32	0.31
Net realized and unrealized gain (loss)	0.14	1.45	4.15	(6.52)	2.33	0.15	1.69	4.86	(7.62)	2.71
Total from investment operations	0.54	1.98	4.71	(6.10)	2.74	0.47	2.16	5.38	(7.30)	3.02

Distributions:
Dividends from net investment income	(0.25)	(0.69)	(0.50)	(0.48)	(0.86)	(0.11)	(0.50)	(0.35)	(0.43)	(0.68)
Dividends from net realized gains	(0.61)	—	(0.03)	(0.06)	(1.09)	(0.61)	—	(0.03)	(0.06)	(1.09)
Total distributions	(0.86)	(0.69)	(0.53)	(0.54)	(1.95)	(0.72)	(0.50)	(0.38)	(0.49)	(1.77)

Net asset value, end of period	$19.28	$19.60	$18.31	$14.13	$20.77	$22.89	$23.14	$21.48	$16.48	$24.27

Ratios and supplemental data:
Total return(b)	2.73%	11.06%	34.00%	(30.12%)	14.80%	2.01%	10.20%	33.04%	(30.66%)	13.91%

Net assets, end of period (000)	$1,269,501	$1,741,954	$1,822,596	$222,243	$297,122	$21,517	$56,141	$88,956	$67,313	$129,258
Ratio of net expenses to average net assets	1.07%	1.08%	1.10%	1.14%	1.13%	1.82%	1.83%	1.85%	1.89%	1.88%
Ratio of gross expenses to average net assets prior to expense reductions	1.07%	1.08%	1.11%	1.15%	1.13%	1.82%	1.83%	1.86%	1.90%	1.88%
Ratio of net investment income (loss) to average net assets	2.03%	2.82%	3.37%	2.22%	2.11%	1.36%	2.12%	2.78%	1.47%	1.36%

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	65.7%	77.4%	45.7%	90.9%	92.7%
(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

112	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$19.51	$18.24	$14.09	$20.82	$20.02
Income from investment operations:
Net investment income (loss)(a)	0.25	0.38	0.43	0.28	0.27
Net realized and unrealized gain (loss)	0.14	1.45	4.14	(6.51)	2.33
Total from investment operations	0.39	1.83	4.57	(6.23)	2.60

Distributions:
Dividends from net investment income	(0.14)	(0.56)	(0.39)	(0.44)	(0.71)
Dividends from net realized gains	(0.61)	—	(0.03)	(0.06)	(1.09)
Total distributions	(0.75)	(0.56)	(0.42)	(0.50)	(1.80)

Net asset value, end of period	$19.15	$19.51	$18.24	$14.09	$20.82

Ratios and supplemental data:
Total return(b)	1.99%	10.20%	33.01%	(30.62%)	13.93%

Net assets, end of period (000)	$584,428	$706,108	$579,959	$164,363	$268,809
Ratio of net expenses to average net assets	1.82%	1.83%	1.85%	1.89%	1.88%
Ratio of gross expenses to average net assets prior to expense reductions	1.82%	1.83%	1.86%	1.90%	1.88%
Ratio of net investment income (loss) to average net assets	1.26%	2.03%	2.66%	1.47%	1.36%

PROSPECTUS	|	February 29, 2012	113

Calamos Total Return Bond Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,				June 27, 2007* through October 31,	Year Ended October 31,				June 27, 2007* through October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.23	$11.06	$9.82	$10.25	$10.00	$11.23	$11.06	$9.82	$10.25	$10.00
Income from investment operations:
Net investment income (loss)	0.26 (a)	0.31(a)	0.35 (a)	0.33 (a)	0.15	0.19 (a)	0.23(a)	0.27(a)	0.26(a)	0.12
Net realized and unrealized gain (loss)	0.02	0.45	1.30	(0.35)	0.25	0.01	0.44	1.31	(0.36)	0.25
Total from investment operations	0.28	0.76	1.65	(0.02)	0.40	0.20	0.67	1.58	(0.10)	0.37

Distributions:
Dividends from net investment income	(0.28)	(0.59)	(0.41)	(0.41)	(0.15)	(0.20)	(0.50)	(0.34)	(0.33)	(0.12)
Dividends from net realized gains	(0.09)	—	—	—	—	(0.09)	—	—	—	—
Total distributions	(0.37)	(0.59)	(0.41)	(0.41)	(0.15)	(0.29)	(0.50)	(0.34)	(0.33)	(0.12)

Net asset value, end of period	$11.14	$11.23	$11.06	$9.82	$10.25	$11.14	$11.23	$11.06	$9.82	$10.25

Ratios and supplemental data:
Total return(b)	2.64%	7.12%	17.10%	(0.33%)	4.00%	1.88%	6.33%	16.23%	(1.07%)	3.74%

Net assets, end of period (000)	$115,090	$114,922	$94,831	$55,858	$39,590	$14,193	$21,402	$22,103	$12,539	$1,983
Ratio of net expenses to average net assets	0.90%	0.90%	0.88%	0.83%	0.90%(c)	1.65%	1.65%	1.63%	1.58%	1.65%(c)
Ratio of gross expenses to average net assets prior to expense reductions	0.97%	0.98%	1.00%	1.13%	1.66%(c)	1.72%	1.73%	1.75%	1.88%	2.41%(c)
Ratio of net investment income (loss) to average net assets	2.37%	2.83%	3.30%	3.24%	4.11%(c)	1.67%	2.10%	2.56%	2.49%	3.36%(c)

	Year Ended October 31,				June 27, 2007* through October 31
	2011	2010	2009	2008	2007
Portfolio turnover rate	41.5%	55.7%	287.2%	678.6%	235.8%
*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

114	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

	CLASS C
	Year Ended October 31,				June 27, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.22	$11.06	$9.82	$10.25	$10.00
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.23 (a)	0.27 (a)	0.25 (a)	0.12
Net realized and unrealized gain (loss)	0.02	0.43	1.31	(0.35)	0.25
Total from investment operations	0.20	0.66	1.58	(0.10)	0.37

Distributions:
Dividends from net investment income	(0.20)	(0.50)	(0.34)	(0.33)	(0.12)
Dividends from net realized gains	(0.09)	—	—	—	—
Total distributions	(0.29)	(0.50)	(0.34)	(0.33)	(0.12)

Net asset value, end of period	$11.13	$11.22	$11.06	$9.82	$10.25

Ratios and supplemental data:
Total return(b)	1.88%	6.24%	16.23%	(1.07%)	3.74%

Net assets, end of period (000)	$48,612	$50,793	$39,605	$19,018	$1,527
Ratio of net expenses to average net assets	1.65%	1.65%	1.63%	1.58%	1.65	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.72%	1.73%	1.75%	1.88%	2.41	%(c)
Ratio of net investment income (loss) to average net assets	1.63%	2.09%	2.54%	2.49%	3.36	%(c)

PROSPECTUS	|	February 29, 2012	115

Calamos High Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.97	$9.52	$7.11	$10.96	$10.71	$10.37	$9.86	$7.35	$11.28	$11.00
Income from investment operations:
Net investment income (loss)	0.59 (a)	0.63 (a)	0.61(a)	0.55 (a)	0.61	0.54 (a)	0.58(a)	0.57 (a)	0.50(a)	0.50
Net realized and unrealized gain (loss)	(0.24)	0.58	2.29	(3.44)	0.34	(0.26)	0.60	2.36	(3.55)	0.39
Total from investment operations	0.35	1.21	2.90	(2.89)	0.95	0.28	1.18	2.93	(3.05)	0.89

Distributions:
Dividends from net investment income	(0.64)	(0.76)	(0.49)	(0.73)	(0.64)	(0.56)	(0.67)	(0.42)	(0.65)	(0.55)
Dividends from net realized gains	—	—	—	(0.23)	(0.06)	—	—	—	(0.23)	(0.06)
Total distributions	(0.64)	(0.76)	(0.49)	(0.96)	(0.70)	(0.56)	(0.67)	(0.42)	(0.88)	(0.61)

Net asset value, end of period	$9.68	$9.97	$9.52	$7.11	$10.96	$10.09	$10.37	$9.86	$7.35	$11.28

Ratios and supplemental data:
Total return(b)	3.62%	13.26%	42.27%	(28.60%)	9.16%	2.79%	12.45%	41.16%	(29.06%)	8.32%

Net assets, end of period (000)	$182,515	$211,632	$207,057	$90,995	$186,816	$9,766	$17,387	$19,897	$14,956	$27,806
Ratio of net expenses to average net assets	1.22%	1.21%	1.22%	1.21%	1.19%	1.96%	1.96%	1.98%	1.96%	1.94%
Ratio of gross expenses to average net assets prior to expense reductions	1.22%	1.21%	1.22%	1.21%	1.20%	1.96%	1.96%	1.98%	1.96%	1.95%
Ratio of net investment income (loss) to average net assets	6.01%	6.56%	7.48%	5.69%	5.39%	5.28%	5.82%	6.83%	4.94%	4.64%

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	72.6%	57.6%	55.0%	47.5%	74.1%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

116	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.29	$9.80	$7.31	$11.22	$10.95
Income from investment operations:
Net investment income (loss)	0.54 (a)	0.58 (a)	0.56 (a)	0.49 (a)	0.48
Net realized and unrealized gain (loss)	(0.25)	0.58	2.36	(3.52)	0.40
Total from investment operations	0.29	1.16	2.92	(3.03)	0.88

Distributions:
Dividends from net investment income	(0.57)	(0.67)	(0.43)	(0.65)	(0.55)
Dividends from net realized gains	—	—	—	(0.23)	(0.06)
Total distributions	(0.57)	(0.67)	(0.43)	(0.88)	(0.61)

Net asset value, end of period	$10.01	$10.29	$9.80	$7.31	$11.22

Ratios and supplemental data:
Total return(b)	2.83%	12.34%	41.16%	(29.03%)	8.27%

Net assets, end of period (000)	$39,764	$48,149	$45,673	$28,261	$48,377
Ratio of net expenses to average net assets	1.97%	1.96%	1.98%	1.96%	1.94%
Ratio of gross expenses to average net assets prior to expense reductions	1.97%	1.96%	1.98%	1.96%	1.95%
Ratio of net investment income (loss) to average net assets	5.26%	5.81%	6.80%	4.94%	4.64%

PROSPECTUS	|	February 29, 2012	117

Calamos Market Neutral Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.91	$11.35	$10.97	$13.31	$12.77	$12.51	$11.92	$11.48	$13.90	$13.31
Income from investment operations:
Net investment income (loss)(a)	0.22	0.23	0.30	0.30	0.47	0.14	0.15	0.24	0.22	0.39
Net realized and unrealized gain (loss)	0.18	0.46	0.89	(2.13)	0.51	0.20	0.48	0.92	(2.23)	0.53
Total from investment operations	0.40	0.69	1.19	(1.83)	0.98	0.34	0.63	1.16	(2.01)	0.92

Distributions:
Dividends from net investment income	(0.20)	(0.13)	(0.52)	(0.51)	(0.44)	(0.10)	(0.04)	(0.43)	(0.41)	(0.33)
Dividends from net realized gains	—	—	(0.29)	—	—	—	—	(0.29)	—	—
Total distributions	(0.20)	(0.13)	(0.81)	(0.51)	(0.44)	(0.10)	(0.04)	(0.72)	(0.41)	(0.33)

Net asset value, end of period	$12.11	$11.91	$11.35	$10.97	$13.31	$12.75	$12.51	$11.92	$11.48	$13.90

Ratios and supplemental data:
Total return(b)	3.40%	6.11%	11.77%	(14.22%)	7.81%	2.70%	5.31%	10.87%	(14.84%)	7.04%

Net assets, end of period (000)	$1,282,438	$1,203,750	$938,686	$815,845	$1,012,912	$18,147	$25,349	$34,370	$43,852	$52,502
Ratio of net expenses to average net assets	1.21%	1.19%	1.19%	1.12%	1.18%	1.97%	1.94%	1.95%	1.87%	1.93%
Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.19%	1.20%	1.13%	1.19%	1.97%	1.94%	1.95%	1.88%	1.94%
Ratio of net investment income (loss) to average net assets	1.80%	2.00%	2.80%	2.40%	3.63%	1.07%	1.27%	2.13%	1.65%	2.88%
Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	1.14%	1.14%	1.15%	1.08%	1.10%	1.89%	1.88%	1.91%	1.83%	1.85%

	Year Ended October 31,
	2011	2010	2009	2008	2007
Portfolio turnover rate	98.5%	87.8%	79.8%	112.0%	104.7%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

118	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS C
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.08	$11.52	$11.12	$13.48	$12.93
Income from investment operations:
Net investment income (loss)(a)	0.13	0.15	0.23	0.21	0.38
Net realized and unrealized gain (loss)	0.18	0.46	0.90	(2.16)	0.51
Total from investment operations	0.31	0.61	1.13	(1.95)	0.89

Distributions:
Dividends from net investment income	(0.10)	(0.05)	(0.44)	(0.41)	(0.34)
Dividends from net realized gains	—	—	(0.29)	—	—
Total distributions	(0.10)	(0.05)	(0.73)	(0.41)	(0.34)

Net asset value, end of period	$12.29	$12.08	$11.52	$11.12	$13.48

Ratios and supplemental data:
Total return(b)	2.61%	5.31%	10.91%	(14.84%)	7.01%

Net assets, end of period (000)	$299,733	$353,019	$330,360	$363,213	$457,924
Ratio of net expenses to average net assets	1.97%	1.94%	1.95%	1.87%	1.93%
Ratio of gross expenses to average net assets prior to expense reductions	1.97%	1.94%	1.95%	1.88%	1.94%
Ratio of net investment income (loss) to average net assets	1.06%	1.26%	2.10%	1.65%	2.88%
Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	1.89%	1.88%	1.91%	1.83%	1.85%

PROSPECTUS	|	February 29, 2012	119

If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds’ investments will be available in the Funds’ semiannual and annual reports to shareholders. The semiannual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance for the six months ended April 30, 2012. The annual report will contain a similar discussion for the one-year period ended October 31, 2012.

The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled “Financial Statements,” is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request, by calling 800.582.6959 or by visiting the Funds’ website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

Calamos Financial Services LLC

2020 Calamos Court

Naperville, Illinois 60563

Telephone: 800.582.6959

You can review the Funds’ reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission’s Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission

Washington, D.C. 20549-0102

Telephone: 202.551.8090

E-mail: publicinfo@sec.gov

FOR 24 HOUR AUTOMATED

SHAREHOLDER ASSISTANCE

800.823.7386

TO OBTAIN INFORMATION

ABOUT YOUR INVESTMENTS

800.582.6959

VISIT OUR WEB-SITE

www.calamos.com

INVESTMENT ADVISER

Calamos Advisors LLC

2020 Calamos Court

Naperville, IL 60563

TRANSFER AGENT

US Bancorp Fund Services, LLC

615 E. Michigan St. 3rd floor

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

Chicago, IL

LEGAL COUNSEL

K&L Gates LLP

Chicago, IL

Washington, DC

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

© 2012 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

MFPRO 1317 2012

811-05443

CALAMOS®

Family of Funds

	CLASS I	CLASS R
Calamos Growth Fund	CGRIX	CGRRX
Calamos Value Fund	CVAIX	CVARX
Calamos Blue Chip Fund	CBCIX	CBCRX
Calamos Discovery Growth Fund	CIDGX	CRDGX
Calamos International Growth Fund	CIGIX	CIGFX
Calamos Evolving World Growth Fund	CNWIX	CNWRX
Calamos Global Equity Fund	CIGEX	CRGEX
Calamos Growth and Income Fund	CGIIX	CGNRX
Calamos Global Growth and Income Fund	CGCIX	CVLRX
Calamos Convertible Fund	CICVX	CCVRX
Calamos Total Return Bond Fund	CTRIX	CTRRX
Calamos High Income Fund	CIHYX	CHYRX
Calamos Market Neutral Income Fund	CMNIX	CVSRX

Prospectus February 29, 2012

(as amended May 15, 2012 for Calamos High Income Fund (formerly Calamos High Yield Fund))

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Calamos Growth Fund

Investment Objective

Calamos Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.81%	0.81%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	1.02%	1.52%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	104	155
3 Years	324	481
5 Years	563	829
10 Years	1,247	1,812

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.7% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	3

Calamos Growth Fund

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

4	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	21.30% (6.30.09)	Worst Quarter:	-28.38% (12.31.08)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS	|	February 29, 2012	5

Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Growth Fund — Class I	9.18.97
Return Before Taxes		-8.84%	0.65%	5.04%	10.37%
Return After Taxes on Distributions		-9.40%	0.20%	4.69%	9.15%
Return After Taxes on Distributions and Sale of Fund Shares		-5.01%	0.60%	4.43%	8.70%
Calamos Growth Fund — Class R	3.1.07
Return Before Taxes		-9.29%	—	—	0.28%
S&P 500 Index		2.11%	-0.25%	2.92%	3.83%
Russell Midcap® Growth Index		-1.65%	2.44%	5.29%	5.14%
Russell 3000® Growth Index		2.18%	2.46%	2.74%	2.83%

The Russell Midcap® Growth Index and Russell 3000® Growth Index measure the performance of those Russell Midcap® companies with higher price-to-book ratios and higher growth values. The Russell Midcap® Growth Index and Russell 3000® Growth Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

6	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Investment Objective

Calamos Value Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.43%	0.43%
Total Annual Operating Expenses	1.43%	1.93%
Expense Reimbursement[1]	-0.53%	-0.53%
Total Annual Operating Expenses After Reimbursement	0.90%	1.40%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	92	143
3 Years	382	538
5 Years	714	977
10 Years	1,652	2,197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.4% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	7

Calamos Value Fund

Principal Investment Strategies

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

8	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.26% (6.30.09)	Worst Quarter:	-23.08% (12.31.08)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS	|	February 29, 2012	9

Calamos Value Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Calamos Value Fund — Class I	3.1.02
Return Before Taxes		-5.06%	-2.46%	3.02%
Return After Taxes on Distributions		-5.06%	-2.70%	2.75%
Return After Taxes on Distributions and Sale of Fund Shares		-3.29%	-2.05%	2.64%
Calamos Value Fund — Class R	3.1.07
Return Before Taxes		-5.53%	—	-2.64%
Russell 1000® Value Index		0.39%	-2.64%	3.83%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

10	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

Investment Objective

Calamos Blue Chip Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.32%	0.32%
Total Annual Operating Expenses	1.32%	1.82%
Expense Reimbursement[1]	-0.42%	-0.42%
Total Annual Operating Expenses After Reimbursement	0.90%	1.40%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	92	143
3 Years	362	518
5 Years	669	933
10 Years	1,540	2,090

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.5% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	11

Calamos Blue Chip Fund

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion, and that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

12	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	18.24% (6.30.09)	Worst Quarter:	-21.86% (12.31.08)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS	|	February 29, 2012	13

Calamos Blue Chip Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Calamos Blue Chip Fund — Class I	12.1.03
Return Before Taxes		-6.15%	-0.22%	3.38%
Return After Taxes on Distributions		-6.15%	-0.46%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares		-4.00%	-0.17%	2.92%
Calamos Blue Chip Fund — Class R	3.1.07
Return Before Taxes		-6.61%	—	-0.38%
S&P 500 Index		2.11%	-0.25%	4.11%
Russell 1000® Growth Index		2.64%	2.50%	4.36%

The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

14	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Investment Objective

Calamos Discovery Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.55%	0.63%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)
Total Annual Operating Expenses	1.55%	2.13%
Expense Reimbursement[1]	-0.29%	-0.37%
Total Annual Operating Expenses After Reimbursement	1.26%	1.76%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.25% and 1.75% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	128	179
3 Years	450	619
5 Years	806	1,098
10 Years	1,812	2,422

PROSPECTUS	|	February 29, 2012	15

Calamos Discovery Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

16	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.40% (3.31.11)	Worst Quarter:	-27.82% (9.30.11)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

PROSPECTUS	|	February 29, 2012	17

Calamos Discovery Growth Fund

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Discovery Growth Fund — Class I	6.1.10
Return Before Taxes		-11.18%	8.51%
Return After Taxes on Distributions		-11.18%	8.47%
Return After Taxes on Distributions and Sale of Fund Shares		-7.27%	7.24%
Calamos Discovery Growth Fund — Class R	6.1.10
Return Before Taxes		-11.58%	8.01%
Russell 2500® Growth Index		-1.57%	14.62%

Investment Adviser

Calamos Advisors LLC

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (CEO, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst
Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

18	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Investment Objective

Calamos International Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.12%	1.12%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.22%	0.23%
Total Annual Operating Expenses	1.34%	1.85%
Expense Reimbursement[1]	-0.18%	-0.19%
Total Annual Operating Expenses After Reimbursement	1.16%	1.66%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.15% and 1.65% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	118	169
3 Years	400	557
5 Years	710	977
10 Years	1,591	2,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.6% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	19

Calamos International Growth Fund

Principal Investment Strategies

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

20	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	29.12% (6.30.09)	Worst Quarter:	-26.31% (12.31.08)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Calamos International Growth Fund — Class I	3.16.05
Return Before Taxes		-5.42%	2.71%	7.77%
Return After Taxes on Distributions		-5.38%	2.67%	7.71%
Return After Taxes on Distributions and Sale of Fund Shares		-3.48%	2.42%	6.88%
Calamos International Growth Fund — Class R	3.1.07
Return Before Taxes		-5.87%	—	2.50%
MSCI EAFE Growth Index		-11.82%	-2.81%	2.50%

PROSPECTUS	|	February 29, 2012	21

Calamos International Growth Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

22	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Investment Objective

Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.24%	0.24%
Total Annual Operating Expenses	1.34%	1.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	136	187
3 Years	424	579
5 Years	734	996
10 Years	1,612	2,158

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.4% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	23

Calamos Evolving World Growth Fund

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless of where they are incorporated, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

24	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.01% (6.30.09)	Worst Quarter:	-17.00% (9.30.11)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS	|	February 29, 2012	25

Calamos Evolving World Growth Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Evolving World Growth Fund — Class I	8.15.08
Return Before Taxes		-8.42%	6.44%
Return After Taxes on Distributions		-8.39%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares		-5.42%	5.51%
Calamos Evolving World Growth Fund — Class R	8.15.08
Return Before Taxes		-8.81%	5.93%
MSCI Emerging Markets Index		-18.17%	0.83%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst
Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

26	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Investment Objective

Calamos Global Equity Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.09%	1.09%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.30%	0.33%
Total Annual Operating Expenses	1.39%	1.92%
Expense Reimbursement[1]	-0.23%	-0.26%
Total Annual Operating Expenses After Reimbursement	1.16%	1.66%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.15% and 1.65% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual Performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	118	169
3 Years	409	569
5 Years	731	1,004
10 Years	1,641	2,215

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.8% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	27

Calamos Global Equity Fund

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

28	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	23.96% (6.30.09)	Worst Quarter:	-23.47% (12.31.08)

PROSPECTUS	|	February 29, 2012	29

Calamos Global Equity Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Global Equity Fund — Class I	3.1.07
Return Before Taxes		-2.64%	4.79%
Return After Taxes on Distributions		-2.64%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares		-1.71%	3.93%
Calamos Global Equity Fund — Class R	3.1.07
Return Before Taxes		-3.25%	4.24%
MSCI World Index		-5.02%	-1.90%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments
Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments
John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst
Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst
Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst
Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

30	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Investment Objective

Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.16%	0.16%
Total Annual Operating Expenses	0.83%	1.33%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	85	135
3 Year	265	421
5 Years	461	728
10 Years	1,025	1,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.1% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	31

Calamos Growth and Income Fund

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

32	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.19% (9.30.09)	Worst Quarter:	-14.65% (12.31.08)

PROSPECTUS	|	February 29, 2012	33

Calamos Growth and Income Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Growth and Income Fund — Class I	9.18.97
Return Before Taxes		-0.50%	3.14%	6.53%	9.46%
Return After Taxes on Distributions		-0.83%	2.47%	5.70%	7.90%
Return After Taxes on Distributions and Sale of Fund Shares		-0.11%	2.53%	5.41%	7.57%
Calamos Growth and Income Fund — Class R	3.1.07
Return Before Taxes		-1.02%	—	—	2.82%
S&P 500 Index		2.11%	-0.25%	2.92%	3.83%
BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index		-3.42%	2.93%	5.35%	5.67%

The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

34	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

Closed Fund Policies

Effective on the close of business January 20, 2012, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of CALAMOS ADVISORS or its affiliates.

PROSPECTUS	|	February 29, 2012	35

Calamos Global Growth and Income Fund

Investment Objective

Calamos Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.95%	0.95%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.12%	0.12%
Total Annual Operating Expenses	1.07%	1.57%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	109	160
3 Years	340	496
5 Years	589	856
10 Years	1,303	1,868

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.1% of the average value of its portfolio.

36	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

PROSPECTUS	|	February 29, 2012	37

Calamos Global Growth and Income Fund

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.13% (6.30.09)	Worst Quarter:	-14.45% (12.31.08)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment.

38	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

“Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Global Growth and Income Fund — Class I	9.18.97
Return Before Taxes		-2.26%	2.13%	6.96%	7.62%
Return After Taxes on Distributions		-2.36%	1.78%	6.46%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares		-1.34%	1.76%	5.93%	6.23%
Calamos Global Growth and Income Fund — Class R	3.1.07
Return Before Taxes		-2.77%	—	—	1.84%
MSCI World Index		-5.02%	-1.82%	4.15%	3.65%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

Closed Fund Policies

Effective on the close of business January 20, 2012, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of CALAMOS ADVISORS or its affiliates.

PROSPECTUS	|	February 29, 2012	39

Calamos Convertible Fund

Investment Objective

Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.15%	0.15%
Total Annual Operating Expenses	0.82%	1.32%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	84	134
3 Years	262	418
5 Years	456	723
10 Years	1,015	1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.7% of the average value of its portfolio.

40	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Principal Investment Strategies

The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	|	February 29, 2012	41

Calamos Convertible Fund

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.12% (9.30.09)	Worst) Quarter:	-12.12% (12.31.08)

42	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Total Returns as of 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Convertible Fund — Class I	6.25.97
Return Before Taxes		-3.79%	3.29%	5.53%	7.56%
Return After Taxes on Distributions		-5.44%	1.91%	3.89%	5.51%
Return After Taxes on
Distributions and Sale of Fund Shares		-0.75%	2.27%	4.07%	5.59%
Calamos Convertible Fund — Class R	3.1.07
Return Before Taxes		-4.20%	—	—	2.90%
Value Line Convertible Index		-0.47%	5.31%	6.94%	5.57%
S&P 500 Index

The S&P 500 Index is generally considered representative of the U.S. stock market. The S&P 500 Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PROSPECTUS	|	February 29, 2012	43

Calamos Convertible Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

Closed Fund Policies

Effective as of the close of business on January 28, 2011, the Fund is generally closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Purchases may be allowed in certain limited circumstances.

44	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Investment Objective

Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.55%	0.55%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.17%	0.17%
Total Annual Operating Expenses	0.72%	1.22%
Expense Reimbursement[1]	-0.07%	-0.07%
Total Annual Operating Expenses After Reimbursement	0.65%	1.15%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 0.65% and 1.15% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	66	117
3 Years	220	378
5 Years	390	661
10 Years	885	1,468

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.5% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	45

Calamos Total Return Bond Fund

Principal Investment Strategies

The Fund seeks total return through income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

46	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

•

U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.94% (12.31.08)	Worst Quarter:	-2.08% (6.30.08)

PROSPECTUS	|	February 29, 2012	47

Calamos Total Return Bond Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Calamos Total Return Bond Fund — Class I	6.27.07
Return Before Taxes		3.65%	6.77%
Return After Taxes on Distributions		2.40%	5.11%
Return After Taxes on Distributions and Sale of Fund Shares		2.44%	4.84%
Calamos Total Return Bond Fund — Class R	6.27.07
Return Before Taxes		3.13%	6.24%
Barclays Capital U.S. Aggregate Bond Index		7.84%	7.05%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	1 year	EVP
Jeff Scudieri	1 year	SVP, Co-Head of Research and Investments
Jon Vacko	1 year	SVP, Co-Head of Research and Investments
John Hillenbrand	1 year	SVP, Senior Strategy Analyst
Steve Klouda	1 year	SVP, Senior Strategy Analyst
Christopher Hartman	1 year	AVP, Senior Strategy Analyst
Joe Wysocki	1 year	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

48	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

Investment Objective

Calamos High Income Fund’s primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund’s primary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.75%	0.75%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	0.97%	1.47%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	99	150
3 Years	309	465
5 Years	536	803
10 Years	1,189	1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.6% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	49

Calamos High Income Fund

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry sector, country and currency and focusing on macro-level investment themes.

The Fund may invest in both convertible and non-convertible high yield bonds, and each shall be considered high yield fixed-income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Foreign Securities Risk — There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and

50	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	16.78% (6.30.09)	Worst Quarter:	-17.42% (12.31.08)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

PROSPECTUS	|	February 29, 2012	51

Calamos High Income Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Calamos High Income Fund — Class I	3.1.02
Return Before Taxes		4.32%	5.26%	7.47%
Return After Taxes on Distributions		1.84%	2.83%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares		3.13%	3.13%	4.98%
Calamos High Income Fund — Class R	3.1.02
Return Before Taxes		3.81%	—	4.57%
Credit Suisse High Income Index		5.47%	7.12%	9.21%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

52	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Investment Objective

Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.68%	0.68%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.21%	0.21%
Dividend expense on short positions	0.08%	0.08%
Total Annual Fund Operating Expenses	0.97%	1.47%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	99	150
3 Years	309	465
5 Years	536	803
10 Years	1,189	1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.5% of the average value of its portfolio.

PROSPECTUS	|	February 29, 2012	53

Calamos Market Neutral Income Fund

Principal Investment Strategies

The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests mainly in convertible securities of U.S. companies without regard to market capitalization and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or certain ETFs that trade like common stocks but seek to replicate such market indexes.

The Fund may invest without limit in high yield fixed-income securities rated BB/Ba or lower or determined by the Fund’s investment adviser to be of comparable quality (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•

Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security. covering the call option above the sum of the premium and the exercise price of the call.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

54	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	8.12% (6.30.09)	Worst Quarter:	-6.66% (12.31.08)

PROSPECTUS	|	February 29, 2012	55

Calamos Market Neutral Income Fund

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Market Neutral Income Fund — Class I	5.10.00
Return Before Taxes		2.71%	2.61%	4.13%	4.75%
Return After Taxes on Distributions		2.31%	1.76%	2.47%	3.00%
Return After Taxes on Distributions and Sale of Fund Shares		2.01%	1.88%	2.63%	3.09%
Calamos Market Neutral Income Fund — Class R	3.1.07
Return Before Taxes		2.10%	—	—	1.99%
Barclays Capital U.S. Government/Credit Bond Index		8.74%	6.55%	5.85%	6.69%
Citigroup 30-Day Treasury Bill Index		0.05%	1.22%	1.76%	2.18%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

56	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO
Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 58 of the prospectus.

Closed Fund Policies

Effective on the close of business January 28, 2011, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of CALAMOS ADVISORS or its affiliates.

PROSPECTUS	|	February 29, 2012	57

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares

Minimum Initial Investment

Class I : $1,000,000

Class R : None

Minimum Additional Investment

Classes I and R : None

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

Mail:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Transaction Policies

The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies

and Related Risks

What are the investment objectives and principal strategies common to the Funds?

As described above, each Fund has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund.

When buying and selling growth-oriented securities, the investment adviser focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the investment adviser focuses on how a company’s stock is valued relative to what the Fund’s investment adviser considers to be the company’s worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

When buying and selling fixed-income securities, the investment adviser’s analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

When buying and selling convertible securities, a Fund typically applies a four-step approach:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of a convertible security, a Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management.

In seeking to meet the Funds’ respective investment objectives, the Funds’ investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund’s objectives.

A Fund’s investment objectives may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its investment objectives.

PROSPECTUS	|	February 29, 2012	59

Additional Information About Investment Strategies and Related Risks

Principal Risks of Investing in a Fund

This prospectus describes the risks you may face as an investor in the CALAMOS FAMILY OF FUNDS. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds’ investment adviser, CALAMOS ADVISORS, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Recent Market Events. Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments and quasi-governmental entities throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether CALAMOS ADVISORS is able to choose suitable investments for each Fund.

60	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

What are the principal risks specific to each Fund?

RISKS	GROWTH FUND	VALUE FUND	BLUE CHIP FUND	DISCOVERY GROWTH FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GROWTH AND INCOME FUND	GLOBAL GROWTH AND INCOME FUND	CONVERTIBLE FUND	TOTAL RETURN BOND FUND	HIGH INCOME FUND	MARKET NEUTRAL INCOME FUND
American Depositary Receipts	●	●	●	●	●	●	●	●	●
Equity Investments Risk	●	●	●	●	●	●	●	●	●	●
Growth Stock Risk	●		●	●	●	●	●	●	●
Value Stock Risk		●	●				●
Mid-Sized Company Risk	●	●	●	●	●	●	●	●	●	●
Small Company Risk		●		●	●	●	●	●	●	●
Securities Lending Risk	●	●	●	●	●	●	●	●	●	●	●	●
Foreign Securities Risk				●	●	●	●		●	●	●
Emerging Markets Risk					●	●	●		●		●
Forward Foreign Currency Contract Risk			●				●	●	●
Convertible Securities Risk						●		●	●	●		●	●
Synthetic Convertible Instruments Risk						●		●	●	●		●	●
Rule 144A Securities Risk								●	●	●		●	●
Debt Securities Risk						●		●	●	●	●	●	●
High Yield Fixed-Income Securities (Junk Bond) Risk						●		●	●	●	●	●	●
Short Sale Risk													●
Options Risk			●										●
Portfolio Turnover Risk				●							●		●
Fund of Funds Risk
Tax Risk								●	●	●	●	●	●

American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Value Stock Risk. Value stocks involve the risk that they may never reach what CALAMOS ADVISORS believes is their full market value, either because the market failed to recognize the stocks’ intrinsic worth or CALAMOS ADVISORS misgauged that worth.

PROSPECTUS	|	February 29, 2012	61

Additional Information About Investment Strategies and Related Risks

Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to CALAMOS ADVISORS on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of a Fund’s holdings. A Fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party in the transaction will default its contractual obligation, which would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of a currency, if any, at the current market price. If a Fund enters into a forward foreign currency contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract.

62	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value increases as prevailing interest rate levels decline. However, a convertible security’s market value will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security’s conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders. Consequently, the issuer’s convertible securities entail less risk than its common stock.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund’s assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if CALAMOS ADVISORS has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

PROSPECTUS	|	February 29, 2012	63

Additional Information About Investment Strategies and Related Risks

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on CALAMOS ADVISORS’ ability to predict pertinent market movements, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, CALAMOS ADVISORS must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact a Fund’s performance. It is possible that a Fund engaging in active and frequent trading may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Portfolio security holdings disclosure

A description of the Funds’ policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the statement of additional information and on the Funds’ website, www.calamos.com.

64	CALAMOS FAMILY OF FUNDS

Fund Facts

Who manages the Funds?

The Funds’ investments are managed by CALAMOS ADVISORS LLC, 2020 Calamos Court, Naperville, IL. CALAMOS ADVISORS is an indirect subsidiary of CALAMOS ASSET MANAGEMENT, INC., whose voting shares are majority-owned by CALAMOS FAMILY PARTNERS, INC., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CALAMOS ADVISORS a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees (before any reimbursement) under the management agreement during the fiscal year ended October 31, 2011 in the following amounts as a percentage of their average net assets:

FUND	FISCAL YEAR ENDED OCTOBER 31, 2011
Growth Fund	0.81%
Value Fund	1.00%
Blue Chip Fund	1.00%
Discovery Growth Fund	1.00%
International Growth Fund	1.12%
Evolving World Growth Fund	1.10%
Global Equity Fund	1.09%
Growth and Income Fund	0.67%
Global Growth and Income Fund	0.95%
Convertible Fund	0.67%
Total Return Bond Fund	0.55%
High Income Fund	0.75%
Market Neutral Income Fund	0.68%

For International Growth Fund and Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

For International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by  1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by  1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus  1/12 of 0.30% of the Fund’s average daily net assets during the performance measurement period.

The performance adjustment rate is calculated by comparing each Fund’s NAV per Class I share to the performance of its respective Index over the performance measurement period. The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance

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adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class I shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.

Because the performance adjustment is tied to the Fund’s performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to CALAMOS ADVISORS even if the Fund’s shares lose value during the performance measurement period and could decrease that fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Growth Fund, Evolving World Growth Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, High Income Fund and Market Neutral Income Fund as a percentage of the average net assets of the particular class of shares, to 1.50% for Class I shares and 2.00% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through June 30, 2013 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Value Fund and Blue Chip Fund as a percentage of the average net assets of the particular class of shares, to 0.90% for Class I shares and 1.40% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through June 30, 2013 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of International Growth Fund and Global Equity Fund as a percentage of the average net assets of the particular class of shares, to 1.15% for Class I shares and 1.65% for Class R shares, provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.25% and 1.75% for Class I shares and Class R shares, respectively. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through June 30, 2013 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class I shares and 1.75% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through June 30, 2013.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.65% for Class I shares and 1.15% for Class C shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through June 30, 2013.

On June 30, 2011, the board of trustees unanimously approved the renewal of the management agreement for each Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2011.

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Co-CIOs and comprised generally of the Co-CIOs, Co-Heads of Research and Investments, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, Co-Heads of Research and Investments, and senior strategy analysts are supported by and lead a

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team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs, Co-Heads of Research and Investments, and senior strategy analysts, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the Co-Heads of Research and Investments and senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of CALAMOS ADVISORS, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO and President of Investments of CALAMOS ADVISORS, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the Co-Heads of Research and Investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick Calamos, along with Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, the following portfolio managers held the positions indicated with the Calamos Investment Trust (“Trust”) and CALAMOS ADVISORS: John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company, and Nick P. Calamos has been Vice President since the Trust’s inception and Trustee of the Trust (through June 2006) and President of Investments and Co-CIO of CALAMOS ADVISORS (since 2009), prior thereto he was Senior Executive Vice President of Investments and Co-CIO of CALAMOS ADVISORS and its predecessor company; John P. Calamos, Jr., Executive Vice President of CALAMOS ADVISORS, joined the firm in 1985 and has held various senior investment positions since that time; Jeff Scudieri joined CALAMOS ADVISORS in 1997 and has been a Senior Vice President and Co-Head of Research and Investments of CALAMOS ADVISORS since July 2010, prior thereto he was a Senior Vice President and Senior Strategy Analyst since September 2002; Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Senior Vice President and Co-Head of Research and Investments of CALAMOS ADVISORS since July 2010, prior thereto he was a Senior Vice President and Senior Strategy Analyst since July 2002; John Hillenbrand, Senior Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in 2002 and has been a Senior Strategy Analyst since August 2002; Steve Klouda, Senior Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in 1994 and has been a Senior Strategy Analyst since July 2002; Christopher Hartman, Assistant Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in February 1997 and has been a Senior Strategy Analyst since May 2007; and Joe Wysocki, Assistant Vice President of CALAMOS ADVISORS, joined CALAMOS ADVISORS in October 2003 and has been a Senior Strategy Analyst since February 2007.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

Closed Fund Policies

Convertible Fund

Effective as of the close of business on January 28, 2011 (the “Closing Date”), Convertible Fund closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Intermediaries may not open new accounts with the Fund or add new investors to existing omnibus accounts. Additional purchases of shares of the Fund will be permitted in the following instances:

(i)	Reinvestment of dividends and capital gain distributions on shares of the Fund.

(ii)	Existing participants in employer-sponsored retirement plans, including employees of CALAMOS ADVISORS, and any of its affiliates, that offer the Fund as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

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(iii)	Existing and new participants in any mutual fund allocation program currently sponsored by an affiliate of CALAMOS ADVISORS, may continue to direct contributions to the Fund through such program.

(iv)	CALAMOS ADVISORS may invest in the Fund.

The Fund reserves the right to modify the extent to which sales of shares of the Fund are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases are not expected to have a detrimental effect on the portfolio management of the Fund, or the interests of existing shareholders. The Fund may resume unrestricted sales of its shares at some future date, but it has no present intention to do so. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

Growth and Income Fund, Global Growth and Income Fund and Market Neutral Income Fund

Effective on the close of business on January 28, 2011 for Market Neutral Income Fund and January 20, 2012 for Growth and Income Fund and Global Growth and Income Fund (each of these dates a “Closing Date”), each Fund is closed to new investors. Current investors in each Fund as of its respective Closing Date may continue to invest in their respective Fund, as well as reinvest any dividends or capital gains distributions. However, once an account is closed, additional investments in a closed Fund will not be accepted.

Sales of shares of a closed Fund to new investors were generally discontinued as of close of business on the Closing Date, and financial intermediaries may not open new accounts with each Fund and generally may not add new investors to existing omnibus accounts. You may be required to demonstrate eligibility to purchase shares of a Fund before your investment is accepted. If you are a current shareholder in a closed Fund and you close an existing Fund account, you will not be able to make subsequent investments in a closed Fund. Each Fund may resume unrestricted sales of its shares at some future date, but none of the closed Funds presently has an intention to do so.

Additional purchases of shares of each closed Fund will be permitted in the following instances:

(i)	Acceptance of reinvestment of dividends and capital gain distributions on Fund shares.

(ii)	Existing shareholders that have a position in the Fund may continue to add additional shares to their existing accounts.

(iii)	Existing shareholders that have a position in each Fund may exchange shares of other funds in the Calamos Family of Funds for shares of each Fund.

(iv)	Discretionary investment advisers may continue to invest in each Fund through an existing account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders.

(v)	With Fund approval, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership.

(vi)	In the case of certain mergers or reorganizations, retirement plans may be able to add the closed Funds as an investment option and sponsors of certain wrap programs with existing accounts in a Fund would be able to continue to invest in the Fund on behalf of new customers.

(vii)	New and additional investments made through platform-level asset allocation models within mutual fund wrap and fee-based programs.

(viii)	Direct clients of CALAMOS ADVISORS, or any affiliate, may open new accounts in each Fund.

(ix)	Existing and new participants in employer-sponsored retirement plans, including employees of CALAMOS ADVISORS, each Fund’s investment adviser, and any of its affiliates, and qualified defined contribution retirement plans, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, that offer the closed Funds as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

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(x)	Upon prior approval, employees of CALAMOS ADVISORS and its affiliates may open new accounts in the closed Funds; Trustees of the Calamos Funds and directors of CALAMOS ASSET MANAGEMENT, Inc. may also open new accounts in the closed Funds.

Each Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. Notwithstanding the forgoing, each Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

What classes of shares do the Funds offer?

This prospectus offers two classes of shares of each Fund: Class I and Class R shares. Class A, Class B and Class C shares, which have different expense structures, are offered by a separate prospectus. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main difference between Class I and Class R shares lies primarily in their distribution and service fees. Class R shares bear an aggregate distribution and service fee of 0.50% of average net assets, while Class I shares do not bear distribution or service fees.

Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The minimum initial investment required to purchase each Fund’s Class I shares is $1 million. There is no minimum subsequent investment requirement. Each Fund may waive the minimum initial investment of $1 million at its sole discretion. The minimum initial investment is waived for current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, step parents, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. It is also waived for clients of CALAMOS ADVISORS or an affiliate thereof who acquire shares of a Fund made available through a mutual fund asset allocation program offered by CALAMOS ADVISORS or an affiliate thereof. Also, the minimum initial investment for Class I shares may be waived or reduced at the discretion of CALAMOS FINANCIAL SERVICES LLC (“CFS”), the Funds’ distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third party platforms.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. There is no minimum initial investment requirement for Class R shares.

Money market fund

If you wish to exchange your Class I shares of any Fund for shares of a money market fund, you may exchange them for Class I shares of the Fidelity Institutional Money Market-Prime Money Market Portfolio (“Fidelity Prime Money Market Fund Shares”).

Fidelity Prime Money Market Fund Shares are offered by a separate prospectus and are not offered by the Funds. You may at any time exchange your Fidelity Prime Money Market Fund Shares back into shares of the equivalent class of the CALAMOS FAMILY OF FUNDS. However, should you redeem (and not exchange) your Fidelity Prime Money Market Fund Shares, you would pay any

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applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Prime Money Market Fund Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Prime Money Market Fund  Shares carefully.

How can I buy shares?

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.

The offering price for shares will be based on the NAV per share next computed after receipt by the Funds’ transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

We generally do not sell Fund shares to investors residing outside the U.S., Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

By mail

You may purchase shares of a Fund by sending a check payable to the CALAMOS FAMILY OF FUNDS, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By telephone

Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds’ transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

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By wire

You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA #075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(account registration)

(account number)

Before sending any wire, please advise the transfer agent of your intent to wire funds. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By exchange

You may exchange Class I shares and Class R shares of any Fund for Class I shares and Class R shares, respectively, of another Fund in the CALAMOS FAMILY OF FUNDS with no sales charge. In addition, you may exchange Class I Fidelity Prime Money Market Fund Shares for Class I shares of any Fund, provided you meet the eligibility requirements for Class I shares. See “Money market fund” above.

Holders of Class A shares issued by Funds in the CALAMOS FAMILY OF FUNDS may exchange their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in this prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. No sales charges or other charges will apply to any such exchange, including any contingent deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. For federal income tax purposes, a same-Fund exchange will generally not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider this prospectus before any such exchange.

Certain Class C shareholders may be eligible to exchange their shares for Class I shares in the same fund, provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are otherwise eligible to invest in Class I shares through their financial institution in accordance with the criteria set forth in the Class I shares prospectus. In addition, shareholders must have held the Class C shares being exchanged for a minimum of one year from the date of purchase of those shares. Generally, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their financial intermediary to learn more about the details of this privilege, and should read and consider the Class I shares prospectus before any such exchange. Each such exchange is subject to the discretion of the Trust to accept or reject the exchange.

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The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of a Fund for cash will not be affected.

How can I sell (redeem) shares?

If you participate in a tax-exempt retirement plan, you may redeem Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.

Once your instruction to sell shares of a Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.

Through your broker-dealer (certain charges may apply)

Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.

By writing to the Funds’ transfer agent

When your shares are held for you by the Funds’ transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement account, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund.

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By telephone

Unless telephone redemption was declined on your account application, you may redeem your shares by telephone and have proceeds sent by check to your address of record. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee, or other acceptable form of authentication from a financial institution source, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check to have proceeds deposited directly into your bank account to U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

By wire

Broker-dealers or other sales agents may communicate redemption orders by wire to the Funds’ transfer agent. There is no limit on redemption proceeds sent by wire.

By exchange

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the CALAMOS FAMILY OF FUNDS or Fidelity Prime Money Market Fund Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.

Medallion Signature Guarantee (“MSG”) Program

A MSG is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Funds’ transfer agent within the last 30 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and the Funds’ transfer agent reserve the right to require the MSG in other instances based on the circumstances relative to the particular situation. A MSG is designed to protect shareholders and the funds from fraud by verifying signatures.

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The MSG must be obtained from a financial institution that is a participant in the MSG program. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). When obtaining a MSG please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. A notary public is not a MSG and will not be accepted in place of a MSG.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Redemption-in-kind

The Funds reserve the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if the Adviser reasonably believes that a cash redemption would negatively affect a Fund’s operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Emergency Circumstances

Calamos may postpone the payment of redemption proceeds of up to seven calendar days from the date of redemption. In addition, the Funds can suspend and/ or postpone payments of redemption proceeds beyond seven calendar days for:

(1)	any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)	any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Funds to fairly determine the value of its net assets; or

(3)	such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

74	CALAMOS FAMILY OF FUNDS

Fund Facts

Small accounts

Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information

Share price

Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures

The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees. Fixed-income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent

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Fund Facts

bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Distribution and Service (Rule 12b-1) Plan

The Funds have a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class R shares pay a distribution and/or service fee at the annual rate of 0.50% of the average daily net assets of the class. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. For more information about the 12b-1 Plan, please see the Funds’ statement of additional information.

Intermediaries

The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

The Funds’ Adviser or Distributor, out of their own resources and without additional cost to a Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of a Fund, including third-party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by a Fund under the distribution and service (Rule 12b-1) agreements described above. The Fund’s Adviser or the Distributor, in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services.

76	CALAMOS FAMILY OF FUNDS

Fund Facts

The Funds’ Adviser or the Distributor may provide additional non-cash compensation to third parties selling the Funds, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation. The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Funds are made available by those broker-dealers for their customers.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Anti-money laundering compliance

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/or increase expenses, thus harming Fund performance.

Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

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Fund Facts

Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Funds’ long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds’ policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of a Fund. In analyzing whether trading is disruptive, the Funds will consider the purpose of the trades, the effects on the Fund’s portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 51 of the statement of additional information.

The Funds’ policy is against frequent purchases and redemptions of a Fund’s shares that are disruptive to the Fund’s portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

The Funds’ policies and procedures regarding excessive trading may be modified at any time.

Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next

78	CALAMOS FAMILY OF FUNDS

Fund Facts

NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Convertible Fund, Growth and Income Fund, Market Neutral Income Fund and Global Growth and Income Fund declare and pay dividends from net investment income quarterly; Growth Fund, Blue Chip Fund, Discovery Growth Fund, Value Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund declare dividends annually; High Income Fund declares and pays dividends from net investment income monthly; and Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes.

A portion of the dividends from net investment income paid by Funds that invest primarily in equity securities may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by a Fund will consist of “qualified dividend income.” The special tax treatment of “qualified dividend income” currently applies only to taxable years beginning on or before December 31, 2012, and it is unclear whether Congress will extend it to later taxable years.

A Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

Other information

Shareholder accounts

Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

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Fund Facts

Retirement plans

You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us or your plan administrator.

Prospectuses and shareholder reports

The Funds reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Abandoned Property

Your mutual fund account may be transferred to your State of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Legal Proceedings

The Adviser and its corporate parent, Calamos Asset Management, Inc., among other persons, were named as defendants in putative class action complaints, captioned Rutgers Casualty Insurance Co. v. Calamos, et al., Brown v. Calamos, et al. and Bourrienne v. Calamos, et al., which were originally filed in the Circuit Court of Cook County, Illinois and subsequently removed to the U.S. District Court for the Northern District of Illinois. Only the Rutgers matter remains pending in that Court. The complaints in Brown and Bourrienne generally alleged that the Board of Trustees of Calamos Convertible Opportunities and Income Fund (“CHI”) breached certain fiduciary duties owed to its common shareholders by approving the redemption of CHI’s ARPS at their liquidation preference, and by recapitalizing CHI with debt-based borrowings that were allegedly less advantageous to CHI’s common shareholders. The complaints also alleged that the Adviser, the corporate parent of the Adviser, and in the case of the Brown complaint, CHI itself, aided and abetted the Trustees’ alleged breaches of fiduciary duty and were unjustly enriched as a result. The Rutgers complaint contains allegations similar to, and pleads the same claims as, the complaint in Brown, but is directed against Calamos Convertible and High Income Fund (“CHY”) and its the Board of Trustees. The Brown and Bourrienne suits sought, and the Rutgers suit seeks, indeterminate monetary and punitive damages from the named defendants, as well as injunctive relief. The Brown action was dismissed pursuant to SLUSA on March 14, 2010. The dismissal was affirmed by the United States Court of Appeals for the Seventh Circuit on November 10, 2011. On January 27, 2012, Brown applied to the United States Supreme Court for an extension of time to file a petition for writ of certiorari, which the Court granted on January 31, 2012. As a result, Brown has until March 9, 2012 to file a petition for writ of certiorari in the Supreme Court. The Bourrienne action was dismissed on August 4, 2011. Bourrienne filed a Notice of Appeal from the final judgment, which was docketed in the United States Court of Appeals for the Seventh Circuit on August 30, 2011. On December 6, 2011, Bourrienne stipulated to the dismissal with prejudice of his appeal, and the Seventh Circuit dismissed the appeal on December 7, 2011. In Rutgers, defendants moved to dismiss the complaint and plaintiff has moved to remand the case to the Circuit Court of Cook County. Although both motions are fully briefed, the Court has not yet ruled on either motion. The defendants believe that the Rutgers complaint, like the Brown and Bourrienne complaints, is without merit, and intend to defend themselves vigorously against these allegations.

Each Fund believes that the litigation does not have any present material adverse effect on the ability of the Adviser to perform its obligations under its investment advisory contract.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below for Class I and Class R shares. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the fiscal periods ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and October 31, 2007. The report of Deloitte & Touche LLP, along with the Funds’ financial statements and financial highlights, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2011, which is available upon request.

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$53.54	$44.09	$34.88	$75.28	$58.75
Income from investment operations:
Net investment income (loss)(a)	(0.21)	(0.05)	(0.07)	(0.11)	(0.23)
Net realized and unrealized gain (loss)	2.39	9.50	9.28	(32.73)	18.73
Total from investment operations	2.18	9.45	9.21	(32.84)	18.50

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(7.56)	(1.97)
Total distributions	—	—	—	(7.56)	(1.97)

Net asset value, end of period	$55.72	$53.54	$44.09	$34.88	$75.28

Ratios and supplemental data:
Total return(b)	4.07%	21.43%	26.40%	(47.97%)	32.49%

Net assets, end of period (000)	$1,628,191	$1,335,967	$652,733	$468,906	$226,225
Ratio of net expenses to average net assets	1.01%	1.02%	1.07%	0.96%	0.95%
Ratio of gross expenses to average net assets prior to expense reductions	1.01%	1.02%	1.07%	0.97%	0.96%
Ratio of net investment income (loss) to average net assets	(0.37%)	(0.11%)	(0.20%)	(0.21%)	(0.36%)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

82	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$48.71	$40.31	$32.05	$70.16	$53.60
Income from investment operations:
Net investment income (loss)(a)	(0.46)	(0.27)	(0.25)	(0.35)	(0.36)
Net realized and unrealized gain (loss)	2.19	8.67	8.51	(30.20)	16.92
Total from investment operations	1.73	8.40	8.26	(30.55)	16.56

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(7.56)	—
Total distributions	—	—	—	(7.56)	—

Net asset value, end of period	$50.44	$48.71	$40.31	$32.05	$70.16

Ratios and supplemental data:
Total return(b)	3.55%	20.84%	25.77%	(48.24%)	30.90%

Net assets, end of period (000)	$13,030	$9,071	$3,872	$780	$404
Ratio of net expenses to average net assets	1.51%	1.52%	1.56%	1.46%	1.45	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.51%	1.52%	1.56%	1.47%	1.46	%(c)
Ratio of net investment income (loss) to average net assets	(0.88%)	(0.62%)	(0.73%)	(0.71%)	(0.86	%)(c)

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Calamos Value Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.20	$10.74	$9.05	$14.92	$13.81
Income from investment operations:
Net investment income (loss)(a)	0.04	0.03	0.06	0.06	0.04
Net realized and unrealized gain (loss)	0.22	0.48	1.67	(4.91)	1.76
Total from investment operations	0.26	0.51	1.73	(4.85)	1.80

Distributions:
Dividends from net investment income	—	(0.05)	(0.04)	(0.12)	—
Dividends from net realized gains	—	—	—	(0.90)	(0.69)
Total distributions	—	(0.05)	(0.04)	(1.02)	(0.69)

Net asset value, end of period	$11.46	$11.20	$10.74	$9.05	$14.92

Ratios and supplemental data:
Total return(b)	2.32%	4.79%	19.23%	(34.64%)	13.60%

Net assets, end of period (000)	$11,227	$17,340	$18,396	$17,711	$29,628
Ratio of net expenses to average net assets	1.27%	1.35%	1.34%	1.23%	1.21%
Ratio of gross expenses to average net assets prior to expense reductions	1.42%	1.35%	1.34%	1.24%	1.21%
Ratio of net investment income (loss) to average net assets	0.37%	0.28%	0.69%	0.49%	0.30%

*	Commencement of operations.

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

84	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.96	$10.52	$8.87	$14.66	$13.18
Income from investment operations:
Net investment income (loss)(a)	(0.01)	(0.02)	0.02	(0.00)**	(0.02)
Net realized and unrealized gain (loss)	0.21	0.46	1.63	(4.82)	1.50
Total from investment operations	0.20	0.44	1.65	(4.82)	1.48

Distributions:
Dividends from net investment income	—	(0.00)**	—	(0.07)	—
Dividends from net realized gains	—	—	—	(0.90)	—
Total distributions	—	—	—	(0.97)	—

Net asset value, end of period	$11.16	$10.96	$10.52	$8.87	$14.66

Ratios and supplemental data:
Total return(b)	1.82%	4.21%	18.60%	(34.96%)	11.23%

Net assets, end of period (000)	$91	$89	$86	$72	$111
Ratio of net expenses to average net assets	1.76%	1.85%	1.83%	1.73%	1.71	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.93%	1.85%	1.84%	1.74%	1.71	%(c)
Ratio of net investment income (loss) to average net assets	(0.10%)	(0.23%)	0.18%	(0.01%)	(0.20	%)(c)

PROSPECTUS	|	February 29, 2012	85

Calamos Blue Chip Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.98	$10.56	$8.97	$14.90	$12.84
Income from investment operations:
Net investment income (loss)(a)	(0.00)**	0.01	0.07	0.09	0.08
Net realized and unrealized gain (loss)	0.48	1.46	1.59	(5.06)	2.11
Total from investment operations	0.48	1.47	1.66	(4.97)	2.19

Distributions:
Dividends from net investment income	—	(0.05)	(0.07)	(0.07)	(0.09)
Dividends from net realized gains	—	—	—	(0.89)	(0.04)
Total distributions	—	(0.05)	(0.07)	(0.96)	(0.13)

Net asset value, end of period	$12.46	$11.98	$10.56	$8.97	$14.90

Ratios and supplemental data:
Total return(b)	4.01%	13.97%	18.74%	(35.44%)	17.15%

Net assets, end of period (000)	$24,547	$23,441	$21,604	$22,337	$34,783
Ratio of net expenses to average net assets	1.18%	1.31%	1.29%	1.20%	1.19%
Ratio of gross expenses to average net assets prior to expense reductions	1.32%	1.31%	1.29%	1.21%	1.20%
Ratio of net investment income (loss) to average net assets	(0.02%)	0.08%	0.76%	0.74%	0.58%

*	Commencement of operations.

**	Amount equated to less than $0.005 per common share.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

86	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.87	$10.47	$8.88	$14.79	$12.80
Income from investment operations:
Net investment income (loss)(a)	(0.07)	(0.05)	0.02	0.03	0.01
Net realized and unrealized gain (loss)	0.48	1.45	1.60	(5.04)	1.98
Total from investment operations	0.41	1.40	1.62	(5.01)	1.99

Distributions:
Dividends from net investment income	—	—	(0.03)	(0.01)	—
Dividends from net realized gains	—	—	—	(0.89)	—
Total distributions	—	—	(0.03)	(0.90)	—

Net asset value, end of period	$12.28	$11.87	$10.47	$8.88	$14.79

Ratios and supplemental data:
Total return(b)	3.45%	13.37%	18.28%	(35.82%)	15.55%

Net assets, end of period (000)	$103	$99	$88	$106	$116
Ratio of net expenses to average net assets	1.68%	1.81%	1.79%	1.70%	1.69	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.82%	1.81%	1.80%	1.71%	1.70	%(c)
Ratio of net investment income (loss) to average net assets	(0.52%)	(0.43%)	0.28%	0.24%	0.08	%(c)

PROSPECTUS	|	February 29, 2012	87

Calamos Discovery Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I			CLASS R
	Year Ended October 31,	June 1, 2010* through October 31,		Year Ended October 31,	June 1, 2010* through October 31,
	2011	2010		2011	2010
Net asset value, beginning of period	$11.65	$10.00		$11.63	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.03)		(0.17)	(0.05)
Net realized and unrealized gain (loss)	0.57	1.68		0.55	1.68
Total from investment operations	0.45	1.65		0.38	1.63

Distributions:
Dividends from net investment income	(0.03)	—		—	—
Dividends from net realized gains	—	—		—	—
Total distributions	(0.03)	—		—	—

Net asset value, end of period	$12.07	$11.65		$12.01	$11.63

Ratios and supplemental data:
Total return(b)	3.82%	16.50%		3.27%	16.30%

Net assets, end of period (000)	$7,738	$2,540		$1,201	$1,163
Ratio of net expenses to average net assets	1.25%	1.25	%(c)	1.75%	1.75	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.54%	2.40	%(c)	2.13%	2.91	%(c)
Ratio of net investment income (loss) to average net assets	(0.89%)	(0.74	%)(c)	(1.29%)	(1.24	%)(c)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

88	CALAMOS FAMILY OF FUNDS

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PROSPECTUS	|	February 29, 2012	89

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$15.57	$12.72	$8.93	$19.22	$13.37
Income from investment operations:
Net investment income (loss)	0.01 (a)	0.01 (a)	0.05 (a)	0.08 (a)	0.07
Net realized and unrealized gain (loss)	0.89	2.87	3.74	(9.65)	5.90
Total from investment operations	0.90	2.88	3.79	(9.57)	5.97

Distributions:
Dividends from net investment income	—	(0.03)	—	(0.11)	(0.08)
Dividends from net realized gains	—	—	—	(0.61)	(0.04)
Total distributions	—	(0.03)	—	(0.72)	(0.12)

Net asset value, end of period	$16.47	$15.57	$12.72	$8.93	$19.22

Ratios and supplemental data:
Total return(b)	5.78%	22.66%	42.44%	(51.56%)	45.01%

Net assets, end of period (000)	$226,298	$96,003	$42,392	$78,423	$157,986
Ratio of net expenses to average net assets	1.23%	1.42%	1.35%	1.23%	1.24%
Ratio of gross expenses to average net assets prior to expense reductions	1.33%	1.42%	1.36%	1.23%	1.24%
Ratio of net investment income (loss) to average net assets	0.07%	0.06%	0.51%	0.50%	0.65%

*	Commencement of operations.

**	Amount equated to less than $0.005 per common share.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

90	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

	CLASS R
	Year Ended October 31,								March 1, 2007* through October 31,
	2011		2010		2009		2008		2007
Net asset value, beginning of period	$15.35		$12.58		$8.88		$19.13		$14.19
Income from investment operations:
Net investment income (loss)	(0.08	)(a)	(0.07	)(a)	0.00	(a)**	0.00	(a)**	0.02
Net realized and unrealized gain (loss)	0.89		2.84		3.70		(9.59)		4.92
Total from investment operations	0.81		2.77		3.70		(9.59)		4.94

Distributions:
Dividends from net investment income	—		—		—		(0.05)		—
Dividends from net realized gains	—		—		—		(0.61)		—
Total distributions	—		—		—		(0.66)		—

Net asset value, end of period	$16.16		$15.35		$12.58		$8.88		$19.13

Ratios and supplemental data:
Total return(b)	5.28%		22.02%		41.67%		(51.78%)		34.81%

Net assets, end of period (000)	$3,667		$1,163		$598		$83		$135
Ratio of net expenses to average net assets	1.73%		1.92%		1.89%		1.73%		1.74	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.84%		1.92%		1.89%		1.73%		1.74	%(c)
Ratio of net investment income (loss) to average net assets	(0.46%)		(0.49%)		0.02%		0.00%		0.15	%(c)

PROSPECTUS	|	February 29, 2012	91

Calamos Evolving World Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I						CLASS R
	Year Ended October 31,				August 15, 2008* through October 31,		Year Ended October 31,				August 15, 2008* through October 31,
	2011		2010	2009	2008		2011		2010	2009	2008
Net asset value, beginning of period	$12.46		$10.32	$7.33	$10.00		$12.39		$10.28	$7.33	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.04		0.10	0.15	0.02		(0.03)		0.04	0.11	0.01
Net realized and unrealized gain (loss)	0.09		2.12	2.91	(2.69)		0.09		2.11	2.89	(2.68)
Total from investment operations	0.13		2.22	3.06	(2.67)		0.06		2.15	3.00	(2.67)

Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.07)	—		—		(0.04)	(0.05)	—
Dividends from net realized gains	—		—	—	—		—		—	—	—
Total distributions	(0.05)		(0.08)	(0.07)	—		—		(0.04)	(0.05)	—

Net asset value, end of period	$12.54		$12.46	$10.32	$7.33		$12.45		$12.39	$10.28	$7.33

Ratios and supplemental data:
Total return(b)	1.05%		21.68%	42.14%	(26.70%)		0.48%		20.99%	41.32%	(26.70%)

Net assets, end of period (000)	$89,205		$52,875	$24,132	$15,404		$1,274		$1,252	$1,040	$732
Ratio of net expenses to average net assets	1.33	%(c)	1.43%	1.49%	1.43	%(c)	1.83%		1.93%	1.99%	1.93	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.33	%(c)	1.43%	1.97%	2.76	%(c)	1.83	%(c)	1.93%	2.49%	3.26	%(c)
Ratio of net investment income (loss) to average net assets	0.33%		0.92%	1.86%	0.96	%(c)	(0.21	%)(c)	0.38%	1.37%	0.46	%(c)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

92	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I						CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,		Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.31	$9.13	$7.19	$13.46	$10.00		$11.19	$9.07	$7.13	$13.41	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.04)	(0.01)	(0.03)	(0.00	)**	(0.10)	(0.10)	(0.05)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	0.95	2.22	2.34	(6.24)	3.46		0.93	2.22	2.32	(6.20)	3.45
Total from investment operations	0.91	2.18	2.33	(6.27)	3.46		0.83	2.12	2.27	(6.28)	3.41

Distributions:
Dividends from net investment income	—	—	(0.38)	—	—		—	—	(0.32)	—	—
Dividends from net realized gains	—	—	—	—	—		—	—	—	—	—
Return of capital	—	—	(0.01)	—	—		—	—	(0.01)	—	—
Total distributions	—	—	(0.39)	—	—		—	—	(0.33)	—	—

Net asset value, end of period	$12.22	$11.31	$9.13	$7.19	$13.46		$12.02	$11.19	$9.07	$7.13	$13.41

Ratios and supplemental data:
Total return(b)	8.05%	23.88%	34.70%	(46.58%)	34.60%		7.42%	23.37%	33.92%	(46.83%)	34.10%

Net assets, end of period (000)	$63,563	$11,996	$4,724	$3,436	$5,714		$1,709	$1,223	$962	$713	$1,341
Ratio of net expenses to average net assets	1.27%	1.63%	1.70%	1.57%	1.50	%(c)	1.83%	2.13%	2.20%	2.07%	2.00	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.39%	1.63%	1.81%	1.57%	1.67	%(c)	1.91%	2.13%	2.31%	2.07%	2.17	%(c)
Ratio of net investment income (loss) to average net assets	(0.29%)	(0.39%)	(0.18%)	(0.27%)	(0.05	%)(c)	(0.85%)	(0.96%)	(0.68%)	(0.77%)	(0.55	%)(c)

*	Commencement of operations.

**	Amount equated to less than $0.005 per common share.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

PROSPECTUS	|	February 29, 2012	93

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$29.48	$26.89	$20.69	$35.13	$32.11
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.70 (a)	0.68 (a)	0.42 (a)	0.46
Net realized and unrealized gain (loss)	1.84	2.64	6.01	(11.82)	4.88
Total from investment operations	2.42	3.34	6.69	(11.40)	5.34

Distributions:
Dividends from net investment income	(0.49)	(0.75)	(0.49)	(0.58)	(0.58)
Dividends from net realized gains	—	—	—	(2.46)	(1.74)
Total distributions	(0.49)	(0.75)	(0.49)	(3.04)	(2.32)

Net asset value, end of period	$31.41	$29.48	$26.89	$20.69	$35.13

Ratios and supplemental data:
Total return(b)	8.31%	12.61%	32.75%	(35.14%)	17.70%

Net assets, end of period (000)	$856,632	$683,473	$352,451	$140,308	$173,650
Ratio of net expenses to average net assets	0.83%	0.84%	0.87%	0.81%	0.81%
Ratio of gross expenses to average net assets prior to expense reductions	0.83%	0.84%	0.87%	0.82%	0.81%
Ratio of net investment income (loss) to average net assets	1.85%	2.51%	2.92%	1.51%	1.41%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

94	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$30.02	$27.39	$21.08	$35.80	$31.32
Income (loss) from investment operations:
Net investment income (loss)	0.43 (a)	0.57 (a)	0.56 (a)	0.28 (a)	0.20
Net realized and unrealized gain (loss)	1.88	2.69	6.14	(12.05)	4.57
Total from investment operations	2.31	3.26	6.70	(11.77)	4.77

Distributions:
Dividends from net investment income	(0.38)	(0.63)	(0.39)	(0.49)	(0.29)
Dividends from net realized gains	—	—	—	(2.46)	—
Total distributions	(0.38)	(0.63)	(0.39)	(2.95)	(0.29)

Net asset value, end of period	$31.95	$30.02	$27.39	$21.08	$35.80

Ratios and supplemental data:
Total return(b)	7.75%	12.05%	32.11%	(35.49%)	15.32%

Net assets, end of period (000)	$15,486	$10,285	$2,636	$690	$115
Ratio of net expenses to average net assets	1.33%	1.34%	1.36%	1.31%	1.31	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.33%	1.34%	1.37%	1.32%	1.31	%(c)
Ratio of net investment income (loss) to average net assets	1.34%	2.00%	2.35%	1.01%	0.91	%(c)

PROSPECTUS	|	February 29, 2012	95

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.32	$9.33	$7.43	$12.94	$10.57
Income from investment operations:
Net investment income (loss)(a)	0.14	0.19	0.23	0.14	0.10
Net realized and unrealized gain (loss)	0.50	1.00	1.90	(4.93)	2.61
Total from investment operations	0.64	1.19	2.13	(4.79)	2.71

Distributions:
Dividends from net investment income	—	(0.04)	(0.23)	—	—
Dividends from net realized gains	—	—	—	(0.72)	(0.34)
Return of capital	—	(0.16)	—	—	—
Total distributions	—	(0.20)	(0.23)	(0.72)	(0.34)

Net asset value, end of period	$10.96	$10.32	$9.33	$7.43	$12.94

Ratios and supplemental data:
Total return(b)	6.20%	12.92%	29.62%	(38.97%)	26.38%

Net assets, end of period (000)	$978,511	$763,531	$227,445	$145,751	$225,092
Ratio of net expenses to average net assets	1.07%	1.11%	1.18%	1.11%	1.13%
Ratio of gross expenses to average net assets prior to expense reductions	1.07%	1.11%	1.18%	1.11%	1.13%
Ratio of net investment income (loss) to average net assets	1.25%	1.97%	2.82%	1.37%	0.86%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

96	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.09	$9.16	$7.32	$12.81	$10.63
Income from investment operations:
Net investment income (loss)(a)	0.08	0.14	0.19	0.09	0.03
Net realized and unrealized gain (loss)	0.50	0.97	1.87	(4.86)	2.15
Total from investment operations	0.58	1.11	2.06	(4.77)	2.18

Distributions:
Dividends from net investment income	—	(0.04)	(0.22)	—	—
Dividends from net realized gains	—	—	—	(0.72)	—
Return of capital	—	(0.14)	—	—	—
Total distributions	—	(0.18)	(0.22)	(0.72)	—

Net asset value, end of period	$10.67	$10.09	$9.16	$7.32	$12.81

Ratios and supplemental data:
Total return(b)	5.75%	12.26%	29.06%	(39.23%)	20.51%

Net assets, end of period (000)	$1,567	$1,302	$377	$209	$121
Ratio of net expenses to average net assets	1.57%	1.61%	1.69%	1.61%	1.63	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.57%	1.61%	1.69%	1.61%	1.63	%(c)
Ratio of net investment income (loss) to average net assets	0.77%	1.43%	2.41%	0.87%	0.36	%(c)

PROSPECTUS	|	February 29, 2012	97

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$18.44	$17.27	$13.35	$19.62	$18.98
Income from investment operations:
Net investment income (loss)(a)	0.42	0.53	0.56	0.43	0.44
Net realized and unrealized gain (loss)	0.14	1.38	3.92	(6.15)	2.20
Total from investment operations	0.56	1.91	4.48	(5.72)	2.64

Distributions:
Dividends from net investment income	(0.29)	(0.74)	(0.53)	(0.49)	(0.91)
Dividends from net realized gains	(0.61)	—	(0.03)	(0.06)	(1.09)
Total distributions	(0.90)	(0.74)	(0.56)	(0.55)	(2.00)

Net asset value, end of period	$18.10	$18.44	$17.27	$13.35	$19.62

Ratios and supplemental data:
Total return(b)	3.00%	11.32%	34.30%	(29.95%)	15.11%

Net assets, end of period (000)	$759,415	$883,151	$424,287	$15,152	$17,781
Ratio of net expenses to average net assets	0.82%	0.82%	0.85%	0.89%	0.88%
Ratio of gross expenses to average net assets prior to expense reductions	0.82%	0.82%	0.85%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets	2.26%	2.97%	3.56%	2.47%	2.36%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

98	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$19.55	$18.28	$14.11	$20.75	$19.04
Income from investment operations:
Net investment income (loss)(a)	0.34	0.45	0.51	0.37	0.24
Net realized and unrealized gain (loss)	0.14	1.48	4.15	(6.49)	2.03
Total from investment operations	0.48	1.93	4.66	(6.12)	2.27

Distributions:
Dividends from net investment income	(0.21)	(0.66)	(0.46)	(0.46)	(0.56)
Dividends from net realized gains	(0.61)	—	(0.03)	(0.06)	—
Total distributions	(0.82)	(0.66)	(0.49)	(0.52)	(0.56)

Net asset value, end of period	$19.21	$19.55	$18.28	$14.11	$20.75

Ratios and supplemental data:
Total return(b)	2.46%	10.78%	33.68%	(30.19%)	12.08%

Net assets, end of period (000)	$4,134	$2,878	$705	$78	$112
Ratio of net expenses to average net assets	1.32%	1.32%	1.35%	1.39%	1.38	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.32%	1.32%	1.36%	1.40%	1.38	%(c)
Ratio of net investment income (loss) to average net assets	1.72%	2.39%	3.06%	1.97%	1.86	%(c)

PROSPECTUS	|	February 29, 2012	99

Calamos Total Return Bond Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I						CLASS R
	Year Ended October 31,				June 27, 2007* through October 31,		Year Ended October 31,				June 27, 2007* through October 31,
	2011	2010	2009	2008	2007		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.22	$11.06	$9.82	$10.24	$10.00		$11.23	$11.06	$9.82	$10.25	$10.00
Income from investment operations:
Net investment income (loss)	0.29 (a)	0.34 (a)	0.38 (a)	0.36 (a)	0.16		0.23 (a)	0.28 (a)	0.33 (a)	0.31 (a)	0.14
Net realized and unrealized gain (loss)	0.02	0.43	1.30	(0.35)	0.24		0.02	0.45	1.30	(0.36)	0.25
Total from investment operations	0.31	0.77	1.68	0.01	0.40		0.25	0.73	1.63	(0.05)	0.39

Distributions:
Dividends from net investment income	(0.31)	(0.61)	(0.44)	(0.43)	(0.16)		(0.25)	(0.56)	(0.39)	(0.38)	(0.14)
Dividends from net realized gains	(0.09)	—	—	—	—		(0.09)	—	—	—	—
Total distributions	(0.40)	(0.61)	(0.44)	(0.43)	(0.16)		(0.34)	(0.56)	(0.39)	(0.38)	(0.14)

Net asset value, end of period	$11.13	$11.22	$11.06	$9.82	$10.24		$11.14	$11.23	$11.06	$9.82	$10.25

Ratios and supplemental data:
Total return(b)	2.90%	7.30%	17.39%	0.02%	4.06%		2.39%	6.86%	16.81%	(0.58%)	3.91%

Net assets, end of period (000)	$41,639	$46,625	$41,689	$34,049	$33,698		$1,638	$1,389	$1,283	$1,033	$1,039
Ratio of net expenses to average net assets	0.65%	0.65%	0.63%	0.58%	0.65	%(c)	1.15%	1.15%	1.13%	1.08%	1.15	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	0.72%	0.73%	0.75%	0.88%	1.41	%(c)	1.22%	1.23%	1.25%	1.38%	1.91	%(c)
Ratio of net investment income (loss) to average net assets	2.64%	3.07%	3.59%	3.49%	4.36	%(c)	2.10%	2.59%	3.09%	2.99%	3.86	%(c)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

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PROSPECTUS	|	February 29, 2012	101

Calamos High Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.97	$9.52	$7.12	$10.96	$10.71
Income from investment operations:
Net investment income (loss)	0.62 (a)	0.65 (a)	0.63 (a)	0.57 (a)	0.60
Net realized and unrealized gain (loss)	(0.24)	0.58	2.28	(3.42)	0.38
Total from investment operations	0.38	1.23	2.91	(2.85)	0.98

Distributions:
Dividends from net investment income	(0.67)	(0.78)	(0.51)	(0.76)	(0.67)
Dividends from net realized gains	—	—	—	(0.23)	(0.06)
Total distributions	(0.67)	(0.78)	(0.51)	(0.99)	(0.73)

Net asset value, end of period	$9.68	$9.97	$9.52	$7.12	$10.96

Ratios and supplemental data:
Total return(b)	3.88%	13.58%	42.41%	(28.31%)	9.43%

Net assets, end of period (000)	$21,424	$44,574	$19,286	$8,010	$9,109
Ratio of net expenses to average net assets	0.96%	0.96%	0.97%	0.96%	0.94%
Ratio of gross expenses to average net assets prior to expense reductions	0.96%	0.96%	0.97%	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	6.29%	6.76%	7.61%	5.94%	5.64%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

102	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.96	$9.52	$7.11	$10.95	$10.84
Income from investment operations:
Net investment income (loss)	0.57 (a)	0.60 (a)	0.59 (a)	0.53 (a)	0.37
Net realized and unrealized gain (loss)	(0.24)	0.57	2.29	(3.43)	0.13
Total from investment operations	0.33	1.17	2.88	(2.90)	0.50

Distributions:
Dividends from net investment income	(0.62)	(0.73)	(0.47)	(0.71)	(0.39)
Dividends from net realized gains	—	—	—	(0.23)	—
Total distributions	(0.62)	(0.73)	(0.47)	(0.94)	(0.39)

Net asset value, end of period	$9.67	$9.96	$9.52	$7.11	$10.95

Ratios and supplemental data:
Total return(b)	3.37%	12.88%	41.93%	(28.71%)	4.69%

Net assets, end of period (000)	$272	$248	$122	$75	$105
Ratio of net expenses to average net assets	1.47%	1.46%	1.48%	1.46%	1.44	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.47%	1.46%	1.48%	1.46%	1.45	%(c)
Ratio of net investment income (loss) to average net assets	5.74%	6.28%	7.31%	5.44%	5.14	%(c)

PROSPECTUS	|	February 29, 2012	103

Calamos Market Neutral Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.80	$11.25	$10.88	$13.21	$12.67
Income from investment operations:
Net investment income (loss)(a)	0.24	0.25	0.32	0.32	0.50
Net realized and unrealized gain (loss)	0.19	0.46	0.89	(2.11)	0.51
Total from investment operations	0.43	0.71	1.21	(1.79)	1.01

Distributions:
Dividends from net investment income	(0.23)	(0.16)	(0.55)	(0.54)	(0.47)
Dividends from net realized gains	—	—	(0.29)	—	—
Total distributions	(0.23)	(0.16)	(0.84)	(0.54)	(0.47)

Net asset value, end of period	$12.00	$11.80	$11.25	$10.88	$13.21

Ratios and supplemental data:
Total return(b)	3.70%	6.33%	12.07%	(14.03%)	8.12%

Net assets, end of period (000)	$738,421	$521,364	$183,133	$102,745	$24,954
Ratio of net expenses to average net assets	0.96%	0.96%	0.94%	0.87%	0.93%
Ratio of gross expenses to average net assets prior to expense reductions	0.96%	0.96%	0.95%	0.88%	0.94%
Ratio of net investment income (loss) to average net assets	2.04%	2.22%	2.99%	2.65%	3.88%
Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	0.89%	0.89%	0.90%	0.83%	0.85%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

104	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS R
	Year Ended October 31,				March 1, 2007* through October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.88	$11.33	$10.96	$13.31	$12.84
Income from investment operations:
Net investment income (loss)(a)	0.19	0.20	0.25	0.27	0.30
Net realized and unrealized gain (loss)	0.18	0.46	0.91	(2.14)	0.40
Total from investment operations	0.37	0.66	1.16	(1.87)	0.70

Distributions:
Dividends from net investment income	(0.17)	(0.11)	(0.50)	(0.48)	(0.23)
Dividends from net realized gains	—	—	(0.29)	—	—
Total distributions	(0.17)	(0.11)	(0.79)	(0.48)	(0.23)

Net asset value, end of period	$12.08	$11.88	$11.33	$10.96	$13.31

Ratios and supplemental data:
Total return(b)	3.18%	5.84%	11.46%	(14.48%)	5.47%

Net assets, end of period (000)	$3,114	$2,351	$1,034	$162	$105
Ratio of net expenses to average net assets	1.46%	1.46%	1.44%	1.37%	1.43	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.46%	1.46%	1.44%	1.38%	1.44	%(c)
Ratio of net investment income (loss) to average net assets	1.55%	1.72%	2.36%	2.15%	3.38	%(c)
Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	1.39%	1.39%	1.40%	1.33%	1.35	%(c)

PROSPECTUS	|	February 29, 2012	105

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106	CALAMOS FAMILY OF FUNDS

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PROSPECTUS	|	February 29, 2012	107

If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds’ investments will be available in the Funds’ semiannual and annual reports to shareholders. The semiannual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance for the six months ended April 30, 2012. The annual report will contain a similar discussion for the one-year period ended October 31, 2012.

The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled “Financial Statements,” is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request, by calling 800.582.6959 or by visiting the Funds’ website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

Calamos Financial Services LLC

2020 Calamos Court

Naperville, Illinois 60563

Telephone: 800.582.6959

You can review the Funds’ reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission’s Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission

Washington, D.C. 20549-0102

Telephone: 202.551.8090

E-mail: publicinfo@sec.gov

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE 800.823.7386

TO OBTAIN INFORMATION

ABOUT YOUR INVESTMENTS 800.582.6959

VISIT OUR WEB-SITE www.calamos.com

INVESTMENT ADVISER

Calamos Advisors LLC

2020 Calamos Court

Naperville, IL 60563

TRANSFER AGENT

US Bancorp Fund Services, LLC

615 E. Michigan St. 3rd floor Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

Chicago, IL

LEGAL COUNSEL

K&L Gates LLP

Chicago, IL

Washington, DC

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

© 2012 Calamos Investments LLC. All Rights Reserved.

Calamos® and Calamos Investments® are registered

trademarks of Calamos Investments LLC.

MFIRPRO 1161 2012

811-05443